Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
U.S. Government Securities (0.8%)
[1]	United States Treasury Note/Bond	1.125%	10/31/26	24,010	23,976
	United States Treasury Note/Bond	1.250%	11/30/26	212,582	213,545
	United States Treasury Note/Bond	1.500%	11/30/28	119,730	120,778
	United States Treasury Note/Bond	1.375%	11/15/31	57,787	57,444
Total U.S. Government and Agency Obligations (Cost $415,536)					415,743
Corporate Bonds (98.7%)
Communications (8.2%)
	Activision Blizzard Inc.	3.400%	6/15/27	11,720	12,631
	Activision Blizzard Inc.	1.350%	9/15/30	10,172	9,316
	Alphabet Inc.	0.800%	8/15/27	19,239	18,472
	Alphabet Inc.	1.100%	8/15/30	50,972	47,835
	America Movil SAB de CV	3.625%	4/22/29	25,634	27,833
	America Movil SAB de CV	2.875%	5/7/30	27,603	28,723
	AT&T Inc.	3.800%	2/15/27	21,069	22,822
	AT&T Inc.	4.250%	3/1/27	37,504	41,503
	AT&T Inc.	2.300%	6/1/27	63,320	64,365
	AT&T Inc.	1.650%	2/1/28	43,808	42,656
[2]	AT&T Inc.	4.100%	2/15/28	46,110	51,436
	AT&T Inc.	4.350%	3/1/29	80,791	90,612
[2]	AT&T Inc.	4.300%	2/15/30	81,674	92,259
	AT&T Inc.	2.750%	6/1/31	35,585	36,116
	AT&T Inc.	2.550%	12/1/33	35,000	33,857
	Baidu Inc.	3.625%	7/6/27	18,175	19,624
	Baidu Inc.	4.375%	3/29/28	9,575	10,666
	Baidu Inc.	4.875%	11/14/28	18,135	20,909
	Baidu Inc.	3.425%	4/7/30	12,014	12,658
	Baidu Inc.	2.375%	8/23/31	17,500	16,918
	Booking Holdings Inc.	3.550%	3/15/28	15,743	17,267
	Booking Holdings Inc.	4.625%	4/13/30	41,798	48,933
	British Telecommunications plc	5.125%	12/4/28	13,228	15,009
	British Telecommunications plc	9.625%	12/15/30	63,827	94,940
	Charter Communications Operating LLC	3.750%	2/15/28	35,705	38,451
	Charter Communications Operating LLC	4.200%	3/15/28	40,925	44,833
	Charter Communications Operating LLC	2.250%	1/15/29	31,375	30,502
	Charter Communications Operating LLC	5.050%	3/30/29	33,982	39,215
	Charter Communications Operating LLC	2.800%	4/1/31	43,312	42,889
	Comcast Corp.	2.350%	1/15/27	34,319	35,368
	Comcast Corp.	3.300%	2/1/27	34,559	37,077
	Comcast Corp.	3.300%	4/1/27	21,896	23,530
	Comcast Corp.	3.150%	2/15/28	39,627	42,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.550%	5/1/28	16,635	18,235
	Comcast Corp.	4.150%	10/15/28	99,010	112,189
	Comcast Corp.	2.650%	2/1/30	52,542	54,213
	Comcast Corp.	3.400%	4/1/30	46,383	50,523
	Comcast Corp.	4.250%	10/15/30	36,190	41,714
	Comcast Corp.	1.950%	1/15/31	38,387	37,520
	Comcast Corp.	1.500%	2/15/31	43,715	41,038
	Deutsche Telekom International Finance BV	8.750%	6/15/30	94,589	138,435
	Discovery Communications LLC	3.950%	3/20/28	45,837	49,991
	Discovery Communications LLC	4.125%	5/15/29	22,434	24,774
	Discovery Communications LLC	3.625%	5/15/30	29,051	31,113
	Electronic Arts Inc.	1.850%	2/15/31	18,455	17,682
	Expedia Group Inc.	4.625%	8/1/27	24,380	27,207
	Expedia Group Inc.	3.800%	2/15/28	32,898	35,129
	Expedia Group Inc.	3.250%	2/15/30	30,935	31,887
	Expedia Group Inc.	2.950%	3/15/31	28,101	28,319
	Fox Corp.	4.709%	1/25/29	52,361	59,962
	Fox Corp.	3.500%	4/8/30	15,966	17,251
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	7,585	8,765
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	21,263	24,898
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	14,910	14,982
	Koninklijke KPN NV	8.375%	10/1/30	15,414	21,982
	Omnicom Group Inc.	2.450%	4/30/30	12,970	12,892
	Omnicom Group Inc.	4.200%	6/1/30	16,833	18,941
	Omnicom Group Inc.	2.600%	8/1/31	23,930	24,086
	Orange SA	9.000%	3/1/31	60,533	93,039
	TCI Communications Inc.	7.125%	2/15/28	9,305	12,114
	Telefonica Emisiones SA	4.103%	3/8/27	44,331	48,899
	Telefonica Europe BV	8.250%	9/15/30	28,349	40,390
	TELUS Corp.	2.800%	2/16/27	14,590	15,222
	TELUS Corp.	3.700%	9/15/27	5,379	5,879
	Tencent Music Entertainment Group	2.000%	9/3/30	9,815	9,238
	T-Mobile USA Inc.	3.750%	4/15/27	101,300	108,924
	T-Mobile USA Inc.	2.050%	2/15/28	47,286	46,550
	T-Mobile USA Inc.	3.875%	4/15/30	174,485	189,620
	T-Mobile USA Inc.	2.550%	2/15/31	66,309	65,481
	T-Mobile USA Inc.	2.250%	11/15/31	13,296	12,776
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	17,489	18,720
	VeriSign Inc.	2.700%	6/15/31	19,965	20,171
	Verizon Communications Inc.	4.125%	3/16/27	70,137	78,016
	Verizon Communications Inc.	3.000%	3/22/27	27,821	29,373
	Verizon Communications Inc.	2.100%	3/22/28	79,519	79,492
	Verizon Communications Inc.	4.329%	9/21/28	110,148	125,540
	Verizon Communications Inc.	3.875%	2/8/29	17,665	19,598
	Verizon Communications Inc.	4.016%	12/3/29	99,341	111,274
	Verizon Communications Inc.	3.150%	3/22/30	40,652	43,099
	Verizon Communications Inc.	1.500%	9/18/30	23,876	22,367
	Verizon Communications Inc.	1.680%	10/30/30	38,726	36,544
	Verizon Communications Inc.	7.750%	12/1/30	700	1,001
	Verizon Communications Inc.	1.750%	1/20/31	59,396	56,206
	Verizon Communications Inc.	2.550%	3/21/31	115,426	116,675
	ViacomCBS Inc.	2.900%	1/15/27	19,752	20,680
	ViacomCBS Inc.	3.375%	2/15/28	10,426	11,173
	ViacomCBS Inc.	3.700%	6/1/28	18,566	20,267
	ViacomCBS Inc.	4.200%	6/1/29	18,346	20,439
	ViacomCBS Inc.	7.875%	7/30/30	16,415	22,869
	ViacomCBS Inc.	4.950%	1/15/31	38,617	45,816
	Vodafone Group plc	4.375%	5/30/28	80,412	90,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	7.875%	2/15/30	12,346	17,315
	Walt Disney Co.	3.700%	3/23/27	20,794	22,826
	Walt Disney Co.	2.200%	1/13/28	30,166	30,622
	Walt Disney Co.	2.000%	9/1/29	49,614	49,633
	Walt Disney Co.	3.800%	3/22/30	34,631	38,893
	Walt Disney Co.	2.650%	1/13/31	64,327	66,880
	Weibo Corp.	3.375%	7/8/30	16,015	15,924
	WPP Finance 2010	3.750%	9/19/24	1	1
					4,035,857
Consumer Discretionary (6.4%)
	Advance Auto Parts Inc.	1.750%	10/1/27	6,198	6,049
	Advance Auto Parts Inc.	3.900%	4/15/30	15,356	16,851
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,496	69,802
	Alibaba Group Holding Ltd.	2.125%	2/9/31	34,758	33,782
	Amazon.com Inc.	1.200%	6/3/27	46,051	45,157
	Amazon.com Inc.	3.150%	8/22/27	78,589	84,599
	Amazon.com Inc.	1.650%	5/12/28	57,640	57,311
	Amazon.com Inc.	1.500%	6/3/30	50,006	48,301
	Amazon.com Inc.	2.100%	5/12/31	85,140	85,695
[2]	American Honda Finance Corp.	2.350%	1/8/27	13,726	14,133
[2]	American Honda Finance Corp.	3.500%	2/15/28	6,151	6,768
[2]	American Honda Finance Corp.	2.000%	3/24/28	25,505	25,715
[2]	American Honda Finance Corp.	1.800%	1/13/31	11,925	11,662
	Aptiv plc	4.350%	3/15/29	6,390	7,313
	AutoNation Inc.	3.800%	11/15/27	11,823	12,804
	AutoNation Inc.	4.750%	6/1/30	10,595	12,283
	AutoNation Inc.	2.400%	8/1/31	14,585	14,105
	AutoZone Inc.	3.750%	6/1/27	13,137	14,435
	AutoZone Inc.	3.750%	4/18/29	21,668	23,868
	AutoZone Inc.	4.000%	4/15/30	16,775	18,801
	AutoZone Inc.	1.650%	1/15/31	15,515	14,578
	Best Buy Co. Inc.	4.450%	10/1/28	9,664	10,991
	Best Buy Co. Inc.	1.950%	10/1/30	14,356	13,786
	Block Financial LLC	2.500%	7/15/28	13,815	13,810
	Block Financial LLC	3.875%	8/15/30	15,341	16,339
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	28,125	29,171
	Brunswick Corp.	2.400%	8/18/31	14,950	14,440
	Choice Hotels International Inc.	3.700%	12/1/29	5,946	6,324
	Choice Hotels International Inc.	3.700%	1/15/31	8,959	9,430
[3]	Daimler Finance North America LLC	3.100%	8/15/29	16,642	17,782
	Daimler Finance North America LLC	8.500%	1/18/31	21,684	32,475
[3]	Daimler Finance North America LLC	2.450%	3/2/31	7,250	7,357
	Darden Restaurants Inc.	3.850%	5/1/27	10,733	11,620
	DR Horton Inc.	1.400%	10/15/27	11,401	11,012
	eBay Inc.	3.600%	6/5/27	24,105	26,117
	eBay Inc.	2.700%	3/11/30	24,098	24,709
	eBay Inc.	2.600%	5/10/31	17,226	17,465
[2]	Emory University	2.143%	9/1/30	10,022	10,205
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	16,830	18,030
	General Motors Co.	4.200%	10/1/27	20,339	22,200
	General Motors Co.	6.800%	10/1/27	28,816	35,281
	General Motors Co.	5.000%	10/1/28	20,408	23,399
	General Motors Financial Co. Inc.	4.350%	1/17/27	28,971	31,761
	General Motors Financial Co. Inc.	2.700%	8/20/27	13,809	14,056
	General Motors Financial Co. Inc.	3.850%	1/5/28	12,508	13,542
	General Motors Financial Co. Inc.	2.400%	4/10/28	20,525	20,454
	General Motors Financial Co. Inc.	2.400%	10/15/28	26,200	25,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.650%	1/17/29	14,293	17,029
	General Motors Financial Co. Inc.	3.600%	6/21/30	24,626	26,178
	General Motors Financial Co. Inc.	2.350%	1/8/31	27,135	26,265
	General Motors Financial Co. Inc.	2.700%	6/10/31	41,175	40,812
	Genuine Parts Co.	1.875%	11/1/30	12,023	11,237
	Hasbro Inc.	3.500%	9/15/27	6,194	6,694
	Hasbro Inc.	3.900%	11/19/29	28,876	31,780
	Home Depot Inc.	2.500%	4/15/27	41,758	43,688
	Home Depot Inc.	2.800%	9/14/27	28,805	30,518
	Home Depot Inc.	0.900%	3/15/28	14,080	13,469
	Home Depot Inc.	1.500%	9/15/28	26,285	25,747
	Home Depot Inc.	3.900%	12/6/28	16,206	18,338
	Home Depot Inc.	2.950%	6/15/29	34,235	36,502
	Home Depot Inc.	2.700%	4/15/30	33,131	34,746
	Home Depot Inc.	1.375%	3/15/31	33,831	31,825
	Home Depot Inc.	1.875%	9/15/31	26,050	25,521
	Hyatt Hotels Corp.	4.375%	9/15/28	10,442	11,316
	Hyatt Hotels Corp.	5.750%	4/23/30	11,380	13,685
	JD.com Inc.	3.375%	1/14/30	14,533	15,248
	Kohl's Corp.	3.375%	5/1/31	11,825	12,145
	Las Vegas Sands Corp.	3.900%	8/8/29	19,307	19,575
	Lear Corp.	3.800%	9/15/27	6,754	7,391
	Lear Corp.	4.250%	5/15/29	11,439	12,766
	Lear Corp.	3.500%	5/30/30	10,390	11,081
	Leggett & Platt Inc.	3.500%	11/15/27	10,097	10,830
	Leggett & Platt Inc.	4.400%	3/15/29	15,366	17,340
	Leland Stanford Junior University	1.289%	6/1/27	7,685	7,644
	Lennar Corp.	5.000%	6/15/27	3,185	3,631
	Lennar Corp.	4.750%	11/29/27	33,870	38,424
	Lowe's Cos. Inc.	3.100%	5/3/27	19,931	21,238
	Lowe's Cos. Inc.	1.300%	4/15/28	30,259	28,990
	Lowe's Cos. Inc.	1.700%	9/15/28	30,450	29,757
	Lowe's Cos. Inc.	3.650%	4/5/29	41,366	45,587
	Lowe's Cos. Inc.	4.500%	4/15/30	29,950	34,791
	Lowe's Cos. Inc.	1.700%	10/15/30	32,891	31,255
	Lowe's Cos. Inc.	2.625%	4/1/31	46,566	47,627
	Magna International Inc.	2.450%	6/15/30	18,066	18,389
[2]	Marriott International Inc.	4.000%	4/15/28	10,630	11,564
[2]	Marriott International Inc.	4.650%	12/1/28	5,157	5,864
[2]	Marriott International Inc.	4.625%	6/15/30	30,744	34,645
[2]	Marriott International Inc.	2.850%	4/15/31	32,470	32,421
	Masco Corp.	3.500%	11/15/27	7,195	7,754
	Masco Corp.	1.500%	2/15/28	15,454	14,887
	Masco Corp.	2.000%	10/1/30	8,795	8,466
	Masco Corp.	2.000%	2/15/31	13,798	13,243
[2]	McDonald's Corp.	3.500%	3/1/27	15,190	16,436
[2]	McDonald's Corp.	3.500%	7/1/27	25,441	27,497
[2]	McDonald's Corp.	3.800%	4/1/28	32,152	35,470
[2]	McDonald's Corp.	2.625%	9/1/29	34,433	35,513
[2]	McDonald's Corp.	2.125%	3/1/30	14,055	14,048
[2]	McDonald's Corp.	3.600%	7/1/30	21,365	23,633
	MDC Holdings Inc.	2.500%	1/15/31	17,450	16,833
	Mohawk Industries Inc.	3.625%	5/15/30	11,410	12,302
	NIKE Inc.	2.750%	3/27/27	33,533	35,520
	NIKE Inc.	2.850%	3/27/30	32,678	34,735
	NVR Inc.	3.000%	5/15/30	21,047	21,919
	O'Reilly Automotive Inc.	3.600%	9/1/27	19,800	21,582
	O'Reilly Automotive Inc.	4.350%	6/1/28	19,441	22,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,127	11,233
	O'Reilly Automotive Inc.	4.200%	4/1/30	13,402	15,212
	O'Reilly Automotive Inc.	1.750%	3/15/31	6,725	6,401
	Owens Corning	3.950%	8/15/29	11,021	12,120
	Owens Corning	3.875%	6/1/30	8,201	8,973
	PulteGroup Inc.	5.000%	1/15/27	11,591	13,219
	Ralph Lauren Corp.	2.950%	6/15/30	14,892	15,545
	Ross Stores Inc.	1.875%	4/15/31	12,715	12,221
[3]	Sands China Ltd.	2.300%	3/8/27	12,750	12,024
	Sands China Ltd.	5.400%	8/8/28	54,299	58,600
[3]	Sands China Ltd.	2.850%	3/8/29	7,475	7,049
	Sands China Ltd.	4.375%	6/18/30	25,476	26,248
[3]	Sands China Ltd.	3.250%	8/8/31	12,800	11,997
	Snap-on Inc.	3.250%	3/1/27	2,815	3,039
	Stanley Black & Decker Inc.	4.250%	11/15/28	16,078	18,549
	Stanley Black & Decker Inc.	2.300%	3/15/30	14,223	14,564
	Starbucks Corp.	2.000%	3/12/27	14,937	15,057
	Starbucks Corp.	3.500%	3/1/28	12,417	13,492
	Starbucks Corp.	4.000%	11/15/28	20,228	22,763
	Starbucks Corp.	3.550%	8/15/29	24,462	26,834
	Starbucks Corp.	2.250%	3/12/30	13,917	13,925
	Starbucks Corp.	2.550%	11/15/30	37,368	38,097
	Steelcase Inc.	5.125%	1/18/29	11,150	12,660
	Tapestry Inc.	4.125%	7/15/27	13,707	14,973
	TJX Cos. Inc.	1.150%	5/15/28	14,377	13,820
	TJX Cos. Inc.	3.875%	4/15/30	20,965	23,839
	TJX Cos. Inc.	1.600%	5/15/31	3,915	3,768
	Toyota Motor Corp.	3.669%	7/20/28	15,444	17,183
	Toyota Motor Corp.	2.760%	7/2/29	10,235	10,790
	Toyota Motor Corp.	2.362%	3/25/31	11,461	11,839
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	24,953	26,823
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	18,553	17,973
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,237	12,139
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	10,918	10,951
	Toyota Motor Credit Corp.	3.650%	1/8/29	11,625	13,007
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	20,826	21,047
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	24,461	26,985
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	18,513	17,937
	Toyota Motor Credit Corp.	1.900%	9/12/31	13,784	13,567
	Tractor Supply Co.	1.750%	11/1/30	15,903	15,112
	VF Corp.	2.800%	4/23/27	12,117	12,703
	VF Corp.	2.950%	4/23/30	17,963	18,730
	Whirlpool Corp.	4.750%	2/26/29	25,353	29,424
	Whirlpool Corp.	2.400%	5/15/31	4,992	5,004
[2]	Yale University	1.482%	4/15/30	10,532	10,328
					3,144,992
Consumer Staples (6.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	11,580	15,210
	Altria Group Inc.	2.625%	9/16/26	9,094	9,409
	Altria Group Inc.	4.800%	2/14/29	50,372	57,089
	Altria Group Inc.	3.400%	5/6/30	13,320	13,810
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	70,533	78,818
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	93,408	108,932
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	60,571	66,228
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	13,795	16,606
	Archer-Daniels-Midland Co.	3.250%	3/27/30	21,393	23,343
	Avery Dennison Corp.	4.875%	12/6/28	8,467	9,945
	Avery Dennison Corp.	2.650%	4/30/30	15,087	15,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	4.700%	4/2/27	26,249	28,970
	BAT Capital Corp.	3.557%	8/15/27	77,015	80,763
	BAT Capital Corp.	2.259%	3/25/28	54,251	53,024
	BAT Capital Corp.	3.462%	9/6/29	14,798	15,290
	BAT Capital Corp.	4.906%	4/2/30	27,184	30,694
	BAT Capital Corp.	2.726%	3/25/31	30,629	29,641
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	15,040	16,379
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	26,220	26,476
	Campbell Soup Co.	4.150%	3/15/28	24,878	27,682
	Campbell Soup Co.	2.375%	4/24/30	12,166	12,115
	Church & Dwight Co. Inc.	3.150%	8/1/27	10,120	10,776
	Clorox Co.	3.100%	10/1/27	12,008	12,832
	Clorox Co.	3.900%	5/15/28	4,905	5,530
	Clorox Co.	1.800%	5/15/30	18,304	17,808
	Coca-Cola Co.	3.375%	3/25/27	20,685	22,459
	Coca-Cola Co.	2.900%	5/25/27	11,240	11,997
	Coca-Cola Co.	1.450%	6/1/27	46,704	46,244
	Coca-Cola Co.	1.500%	3/5/28	6,900	6,795
	Coca-Cola Co.	1.000%	3/15/28	31,614	30,186
	Coca-Cola Co.	2.125%	9/6/29	25,445	25,871
	Coca-Cola Co.	3.450%	3/25/30	29,884	33,069
	Coca-Cola Co.	1.650%	6/1/30	35,354	34,210
	Coca-Cola Co.	2.000%	3/5/31	25,288	25,144
	Coca-Cola Co.	1.375%	3/15/31	42,707	40,142
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	29,366	30,300
	Conagra Brands Inc.	1.375%	11/1/27	24,948	23,909
	Conagra Brands Inc.	7.000%	10/1/28	7,591	9,899
	Conagra Brands Inc.	4.850%	11/1/28	39,007	45,277
	Conagra Brands Inc.	8.250%	9/15/30	6,696	9,587
	Constellation Brands Inc.	3.700%	12/6/26	14,371	15,566
	Constellation Brands Inc.	3.500%	5/9/27	16,086	17,356
	Constellation Brands Inc.	3.600%	2/15/28	20,848	22,642
	Constellation Brands Inc.	4.650%	11/15/28	19,296	22,053
	Constellation Brands Inc.	3.150%	8/1/29	30,583	32,330
	Constellation Brands Inc.	2.875%	5/1/30	12,394	12,689
	Constellation Brands Inc.	2.250%	8/1/31	21,768	21,248
	Costco Wholesale Corp.	3.000%	5/18/27	31,283	33,756
	Costco Wholesale Corp.	1.375%	6/20/27	38,669	38,104
	Costco Wholesale Corp.	1.600%	4/20/30	53,288	51,988
	Diageo Capital plc	3.875%	5/18/28	7,483	8,459
	Diageo Capital plc	2.375%	10/24/29	26,076	26,772
	Diageo Capital plc	2.000%	4/29/30	17,077	16,982
	Dollar General Corp.	3.875%	4/15/27	12,300	13,547
	Dollar General Corp.	4.125%	5/1/28	11,804	13,266
	Dollar General Corp.	3.500%	4/3/30	33,642	36,519
	Dollar Tree Inc.	4.200%	5/15/28	31,229	34,981
[4]	Dollar Tree Inc.	2.650%	12/1/31	13,910	13,939
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,270	8,912
	Estee Lauder Cos. Inc.	2.375%	12/1/29	17,187	17,671
	Estee Lauder Cos. Inc.	2.600%	4/15/30	16,709	17,421
	Estee Lauder Cos. Inc.	1.950%	3/15/31	14,250	14,168
	Flowers Foods Inc.	2.400%	3/15/31	11,909	11,794
	General Mills Inc.	3.200%	2/10/27	16,819	17,939
	General Mills Inc.	4.200%	4/17/28	31,508	35,519
	General Mills Inc.	2.875%	4/15/30	21,694	22,755
	General Mills Inc.	2.250%	10/14/31	12,390	12,258
	Hershey Co.	2.300%	8/15/26	8,855	9,192
	Hershey Co.	2.450%	11/15/29	4,322	4,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	1.700%	6/1/30	6,752	6,666
	Hormel Foods Corp.	1.700%	6/3/28	7,920	7,863
	Hormel Foods Corp.	1.800%	6/11/30	28,632	28,061
	Ingredion Inc.	2.900%	6/1/30	13,751	14,359
	J M Smucker Co.	3.375%	12/15/27	11,754	12,631
	J M Smucker Co.	2.375%	3/15/30	12,466	12,547
	Kellogg Co.	3.400%	11/15/27	16,195	17,445
	Kellogg Co.	4.300%	5/15/28	8,361	9,511
	Kellogg Co.	2.100%	6/1/30	19,019	18,711
[2]	Kellogg Co.	7.450%	4/1/31	8,214	11,663
	Keurig Dr Pepper Inc.	3.430%	6/15/27	17,829	19,216
	Keurig Dr Pepper Inc.	4.597%	5/25/28	52,610	60,097
	Keurig Dr Pepper Inc.	3.200%	5/1/30	18,839	20,015
	Keurig Dr Pepper Inc.	2.250%	3/15/31	13,625	13,508
	Kimberly-Clark Corp.	1.050%	9/15/27	16,067	15,458
	Kimberly-Clark Corp.	3.950%	11/1/28	10,114	11,539
	Kimberly-Clark Corp.	3.200%	4/25/29	11,429	12,440
	Kimberly-Clark Corp.	3.100%	3/26/30	24,586	26,663
	Kimberly-Clark Corp.	2.000%	11/2/31	15,000	15,013
	Kroger Co.	3.700%	8/1/27	11,330	12,362
	Kroger Co.	4.500%	1/15/29	10,527	12,183
[2]	Kroger Co.	7.700%	6/1/29	3,305	4,510
	Kroger Co.	2.200%	5/1/30	19,419	19,371
	Kroger Co.	1.700%	1/15/31	12,360	11,738
	Kroger Co.	7.500%	4/1/31	1,888	2,661
	McCormick & Co. Inc.	3.400%	8/15/27	17,766	19,087
	McCormick & Co. Inc.	2.500%	4/15/30	23,613	23,930
	McCormick & Co. Inc.	1.850%	2/15/31	7,339	7,002
	Mondelez International Inc.	2.750%	4/13/30	44,973	46,722
	Mondelez International Inc.	1.500%	2/4/31	10,701	10,031
	PepsiCo Inc.	2.625%	3/19/27	30,489	32,093
	PepsiCo Inc.	3.000%	10/15/27	28,084	30,149
	PepsiCo Inc.	7.000%	3/1/29	8,416	11,500
	PepsiCo Inc.	2.625%	7/29/29	26,372	27,761
	PepsiCo Inc.	2.750%	3/19/30	34,009	35,953
	PepsiCo Inc.	1.625%	5/1/30	30,660	29,809
	PepsiCo Inc.	1.400%	2/25/31	19,647	18,757
	PepsiCo Inc.	1.950%	10/21/31	27,100	26,953
	Philip Morris International Inc.	3.125%	8/17/27	9,322	9,987
	Philip Morris International Inc.	3.125%	3/2/28	15,564	16,578
	Philip Morris International Inc.	3.375%	8/15/29	14,708	15,952
	Philip Morris International Inc.	2.100%	5/1/30	24,848	24,495
	Philip Morris International Inc.	1.750%	11/1/30	14,295	13,690
	Procter & Gamble Co.	2.800%	3/25/27	18,095	19,234
	Procter & Gamble Co.	2.850%	8/11/27	19,107	20,372
	Procter & Gamble Co.	3.000%	3/25/30	37,653	40,944
	Procter & Gamble Co.	1.200%	10/29/30	29,999	28,400
	Procter & Gamble Co.	1.950%	4/23/31	18,215	18,405
	Sysco Corp.	3.250%	7/15/27	21,953	23,330
	Sysco Corp.	2.400%	2/15/30	26,095	26,292
	Sysco Corp.	5.950%	4/1/30	24,072	30,240
	Target Corp.	3.375%	4/15/29	25,147	27,585
	Target Corp.	2.350%	2/15/30	17,243	17,729
	Target Corp.	2.650%	9/15/30	10,865	11,465
	Tyson Foods Inc.	3.550%	6/2/27	35,442	38,176
	Tyson Foods Inc.	4.350%	3/1/29	24,839	28,338
	Unilever Capital Corp.	2.900%	5/5/27	27,775	29,543
	Unilever Capital Corp.	3.500%	3/22/28	13,624	15,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	2.125%	9/6/29	37,979	38,694
	Unilever Capital Corp.	1.375%	9/14/30	12,955	12,331
	Unilever Capital Corp.	1.750%	8/12/31	23,835	23,252
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	7,770	8,200
	Walmart Inc.	3.700%	6/26/28	64,643	72,501
	Walmart Inc.	1.500%	9/22/28	5,775	5,722
	Walmart Inc.	3.250%	7/8/29	32,940	36,418
	Walmart Inc.	2.375%	9/24/29	15,899	16,617
	Walmart Inc.	1.800%	9/22/31	53,173	52,561
					3,220,251
Energy (6.7%)
	Baker Hughes Holdings LLC	3.337%	12/15/27	28,318	30,243
	Baker Hughes Holdings LLC	3.138%	11/7/29	11,209	11,862
	Baker Hughes Holdings LLC	4.486%	5/1/30	20,944	24,084
	Boardwalk Pipelines LP	4.450%	7/15/27	13,514	14,873
	Boardwalk Pipelines LP	4.800%	5/3/29	5,634	6,369
	Boardwalk Pipelines LP	3.400%	2/15/31	14,717	15,218
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	30,647	32,215
	BP Capital Markets America Inc.	3.543%	4/6/27	15,175	16,373
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	14,112	15,233
	BP Capital Markets America Inc.	3.937%	9/21/28	34,184	38,033
	BP Capital Markets America Inc.	4.234%	11/6/28	45,961	52,031
	BP Capital Markets America Inc.	3.633%	4/6/30	37,739	41,415
	BP Capital Markets America Inc.	1.749%	8/10/30	20,208	19,429
	BP Capital Markets plc	3.279%	9/19/27	35,195	37,617
	BP Capital Markets plc	3.723%	11/28/28	20,383	22,437
	Burlington Resources LLC	7.200%	8/15/31	5,813	8,219
	Canadian Natural Resources Ltd.	3.850%	6/1/27	40,845	43,852
	Canadian Natural Resources Ltd.	2.950%	7/15/30	12,581	12,858
	Cenovus Energy Inc.	4.250%	4/15/27	34,413	37,459
	Cenovus Energy Inc.	4.400%	4/15/29	18,618	20,592
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	37,426	42,413
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	42,073	45,009
	Chevron Corp.	1.995%	5/11/27	34,936	35,335
	Chevron Corp.	2.236%	5/11/30	35,588	36,055
	Chevron USA Inc.	1.018%	8/12/27	4,993	4,791
	Chevron USA Inc.	3.850%	1/15/28	13,169	14,639
	Chevron USA Inc.	3.250%	10/15/29	21,718	23,590
	Conoco Funding Co.	7.250%	10/15/31	4,603	6,533
[3]	ConocoPhillips	3.750%	10/1/27	47,161	51,435
[3]	ConocoPhillips	4.300%	8/15/28	31,558	35,707
[3]	ConocoPhillips	2.400%	2/15/31	23,187	23,305
	ConocoPhillips Co.	6.950%	4/15/29	43,993	57,843
	Continental Resources Inc.	4.375%	1/15/28	14,900	16,052
[3]	Coterra Energy Inc.	3.900%	5/15/27	18,690	20,249
[3]	Coterra Energy Inc.	4.375%	3/15/29	16,509	18,372
[3]	Devon Energy Corp.	5.250%	10/15/27	8,568	9,060
[3]	Devon Energy Corp.	5.875%	6/15/28	10,148	11,053
[3]	Devon Energy Corp.	4.500%	1/15/30	13,681	14,699
	Devon Energy Corp.	7.875%	9/30/31	3,588	5,112
	Diamondback Energy Inc.	3.250%	12/1/26	19,535	20,509
	Diamondback Energy Inc.	3.500%	12/1/29	29,434	30,916
	Diamondback Energy Inc.	3.125%	3/24/31	24,502	24,997
[3]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	6,695	7,024
	Enable Midstream Partners LP	4.400%	3/15/27	19,307	20,877
	Enable Midstream Partners LP	4.950%	5/15/28	17,080	19,067
	Enable Midstream Partners LP	4.150%	9/15/29	15,594	16,778
	Enbridge Inc.	1.600%	10/4/26	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	4.250%	12/1/26	23,139	25,469
	Enbridge Inc.	3.700%	7/15/27	19,761	21,320
	Enbridge Inc.	3.125%	11/15/29	27,642	28,935
	Energy Transfer LP	4.200%	4/15/27	15,006	16,204
[2]	Energy Transfer LP	5.500%	6/1/27	25,755	29,512
	Energy Transfer LP	4.000%	10/1/27	18,561	19,923
	Energy Transfer LP	4.950%	6/15/28	24,688	27,898
	Energy Transfer LP	5.250%	4/15/29	37,663	42,989
	Energy Transfer LP	3.750%	5/15/30	40,858	43,107
	Eni USA Inc.	7.300%	11/15/27	2,740	3,496
	Enterprise Products Operating LLC	3.950%	2/15/27	12,460	13,602
	Enterprise Products Operating LLC	4.150%	10/16/28	17,634	19,829
	Enterprise Products Operating LLC	3.125%	7/31/29	48,366	51,289
	Enterprise Products Operating LLC	2.800%	1/31/30	19,179	19,820
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	13,731	14,112
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	21,645	21,871
	EOG Resources Inc.	4.375%	4/15/30	22,025	25,344
	Exxon Mobil Corp.	2.275%	8/16/26	5,172	5,352
	Exxon Mobil Corp.	3.294%	3/19/27	12,530	13,522
	Exxon Mobil Corp.	2.440%	8/16/29	30,393	31,172
	Exxon Mobil Corp.	3.482%	3/19/30	52,350	57,370
	Exxon Mobil Corp.	2.610%	10/15/30	58,160	60,191
	Halliburton Co.	2.920%	3/1/30	25,615	26,216
[3]	Helmerich & Payne Inc.	2.900%	9/29/31	14,900	14,670
	Hess Corp.	4.300%	4/1/27	35,382	38,462
	Hess Corp.	7.875%	10/1/29	7,748	10,513
	Hess Corp.	7.300%	8/15/31	11,660	15,588
	HollyFrontier Corp.	4.500%	10/1/30	10,138	10,896
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	2,616	3,509
	Kinder Morgan Inc.	4.300%	3/1/28	35,181	39,072
	Kinder Morgan Inc.	2.000%	2/15/31	31,838	30,037
[2]	Kinder Morgan Inc.	7.800%	8/1/31	8,794	12,321
	Magellan Midstream Partners LP	3.250%	6/1/30	10,332	10,883
	Marathon Oil Corp.	4.400%	7/15/27	25,346	27,678
	Marathon Petroleum Corp.	5.125%	12/15/26	20,684	23,520
	Marathon Petroleum Corp.	3.800%	4/1/28	20,270	21,793
	MPLX LP	4.125%	3/1/27	31,558	34,287
	MPLX LP	4.250%	12/1/27	18,219	20,054
	MPLX LP	4.000%	3/15/28	33,831	36,797
	MPLX LP	4.800%	2/15/29	25,228	28,659
	MPLX LP	2.650%	8/15/30	30,516	30,195
	Northwest Pipeline LLC	4.000%	4/1/27	1,077	1,179
	NOV Inc.	3.600%	12/1/29	10,392	10,680
	ONEOK Inc.	4.000%	7/13/27	15,277	16,540
	ONEOK Inc.	4.550%	7/15/28	22,651	25,297
	ONEOK Inc.	4.350%	3/15/29	27,802	30,544
	ONEOK Inc.	3.400%	9/1/29	31,109	32,409
	ONEOK Inc.	3.100%	3/15/30	16,718	17,093
	ONEOK Inc.	6.350%	1/15/31	2,670	3,369
	Ovintiv Inc.	7.375%	11/1/31	12,300	15,725
	Phillips 66	3.900%	3/15/28	18,659	20,379
	Phillips 66	2.150%	12/15/30	23,809	22,859
	Phillips 66 Partners LP	3.750%	3/1/28	15,791	17,004
	Phillips 66 Partners LP	3.150%	12/15/29	14,542	15,024
	Pioneer Natural Resources Co.	1.900%	8/15/30	28,586	27,081
	Pioneer Natural Resources Co.	2.150%	1/15/31	24,705	23,783
	Plains All American Pipeline LP	4.500%	12/15/26	17,951	19,603
	Plains All American Pipeline LP	3.550%	12/15/29	25,181	26,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	3.800%	9/15/30	19,836	20,825
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,236	38,543
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	44,201	48,666
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	52,797	59,862
	Schlumberger Investment SA	2.650%	6/26/30	27,477	28,015
	Shell International Finance BV	3.875%	11/13/28	33,683	37,707
	Shell International Finance BV	2.375%	11/7/29	42,565	43,485
	Shell International Finance BV	2.750%	4/6/30	43,616	45,667
	Suncor Energy Inc.	7.150%	2/1/32	4,000	5,482
	TC PipeLines LP	3.900%	5/25/27	11,888	13,057
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	4,208	5,242
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	11,202	14,299
	TotalEnergies Capital International SA	3.455%	2/19/29	27,171	29,644
	TotalEnergies Capital International SA	2.829%	1/10/30	31,312	32,995
	TotalEnergies Capital SA	3.883%	10/11/28	25,903	28,961
	TransCanada PipeLines Ltd.	4.250%	5/15/28	27,191	30,366
	TransCanada PipeLines Ltd.	4.100%	4/15/30	41,713	46,387
	TransCanada PipeLines Ltd.	2.500%	10/12/31	33,530	33,039
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	15,950	17,621
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	21,773	22,921
	Valero Energy Corp.	2.150%	9/15/27	16,901	16,854
	Valero Energy Corp.	4.350%	6/1/28	22,579	24,995
	Valero Energy Corp.	4.000%	4/1/29	25,211	27,331
	Valero Energy Partners LP	4.375%	12/15/26	13,619	15,073
	Valero Energy Partners LP	4.500%	3/15/28	16,579	18,411
	Williams Cos. Inc.	3.750%	6/15/27	37,059	40,108
	Williams Cos. Inc.	3.500%	11/15/30	33,538	35,672
	Williams Cos. Inc.	2.600%	3/15/31	41,095	40,735
					3,286,036
Financials (29.4%)
	ACE Capital Trust II	9.700%	4/1/30	3,130	4,605
[2]	Aegon NV	5.500%	4/11/48	18,030	20,624
	AerCap Ireland Capital DAC	3.650%	7/21/27	27,334	28,986
	AerCap Ireland Capital DAC	4.625%	10/15/27	19,780	21,853
	AerCap Ireland Capital DAC	3.875%	1/23/28	16,323	17,424
	AerCap Ireland Capital DAC	3.000%	10/29/28	97,030	97,703
	AerCap Ireland Capital DAC	3.300%	1/30/32	13,700	13,794
	Affiliated Managers Group Inc.	3.300%	6/15/30	16,008	17,046
	Aflac Inc.	3.600%	4/1/30	42,962	47,634
[2]	Air Lease Corp.	3.750%	6/1/26	3,002	3,191
	Air Lease Corp.	3.625%	4/1/27	15,420	16,307
	Air Lease Corp.	3.625%	12/1/27	15,684	16,552
	Air Lease Corp.	2.100%	9/1/28	18,875	18,234
	Air Lease Corp.	4.625%	10/1/28	13,727	15,292
	Air Lease Corp.	3.250%	10/1/29	13,722	14,149
[2]	Air Lease Corp.	3.000%	2/1/30	18,535	18,707
	Air Lease Corp.	3.125%	12/1/30	19,400	19,753
	Alleghany Corp.	3.625%	5/15/30	11,664	12,772
	Allstate Corp.	3.280%	12/15/26	10,135	10,907
	Allstate Corp.	1.450%	12/15/30	16,425	15,579
	Ally Financial Inc.	2.200%	11/2/28	15,840	15,709
[2]	Ally Financial Inc.	8.000%	11/1/31	64,728	91,575
	Ally Financial Inc.	8.000%	11/1/31	4,758	6,613
	American Equity Investment Life Holding Co.	5.000%	6/15/27	12,311	14,027
[2]	American Express Credit Corp.	3.300%	5/3/27	49,849	53,621
	American Financial Group Inc.	5.250%	4/2/30	7,458	8,997
	American International Group Inc.	4.200%	4/1/28	18,296	20,647
	American International Group Inc.	4.250%	3/15/29	9,065	10,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	3.400%	6/30/30	52,288	56,674
[2]	American International Group Inc.	5.750%	4/1/48	14,950	16,847
[2]	Andrew W Mellon Foundation	0.947%	8/1/27	7,650	7,446
[2]	Aon Corp.	8.205%	1/1/27	7,581	9,590
	Aon Corp.	4.500%	12/15/28	15,721	18,089
	Aon Corp.	3.750%	5/2/29	17,482	19,168
	Aon Corp.	2.800%	5/15/30	31,666	32,519
	Aon Corp.	2.050%	8/23/31	5,140	4,967
[4]	Aon Corp.	2.600%	12/2/31	6,900	6,952
	Arch Capital Finance LLC	4.011%	12/15/26	11,409	12,626
	Ares Capital Corp.	2.875%	6/15/28	22,975	22,878
	Ares Capital Corp.	3.200%	11/15/31	18,450	18,075
	Arthur J Gallagher & Co.	2.400%	11/9/31	9,450	9,381
	Assurant Inc.	4.900%	3/27/28	7,371	8,470
	Assurant Inc.	3.700%	2/22/30	9,269	10,007
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	12,600	13,246
	Athene Holding Ltd.	4.125%	1/12/28	25,034	27,557
	Athene Holding Ltd.	6.150%	4/3/30	17,728	21,974
	Athene Holding Ltd.	3.500%	1/15/31	21,914	23,216
	AXA SA	8.600%	12/15/30	31,873	46,222
	AXIS Specialty Finance LLC	3.900%	7/15/29	13,555	14,972
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	5,326	5,575
	AXIS Specialty Finance plc	4.000%	12/6/27	8,149	8,975
	Banco Santander SA	4.250%	4/11/27	28,718	31,621
	Banco Santander SA	3.800%	2/23/28	16,421	17,853
	Banco Santander SA	4.379%	4/12/28	26,688	29,948
	Banco Santander SA	3.306%	6/27/29	18,184	19,400
	Banco Santander SA	3.490%	5/28/30	33,264	35,167
	Banco Santander SA	2.749%	12/3/30	45,750	44,728
	Banco Santander SA	2.958%	3/25/31	16,251	16,520
	Banco Santander SA	3.225%	11/22/32	18,000	17,899
[2]	Bank of America Corp.	3.248%	10/21/27	59,448	63,023
[2]	Bank of America Corp.	3.824%	1/20/28	50,172	54,434
[2]	Bank of America Corp.	3.705%	4/24/28	61,461	66,237
[2]	Bank of America Corp.	3.593%	7/21/28	61,354	65,946
[2]	Bank of America Corp.	3.419%	12/20/28	151,575	161,499
[2]	Bank of America Corp.	3.970%	3/5/29	63,298	69,596
[2]	Bank of America Corp.	2.087%	6/14/29	103,390	101,984
[2]	Bank of America Corp.	4.271%	7/23/29	73,317	81,897
[2]	Bank of America Corp.	3.974%	2/7/30	82,257	90,916
[2]	Bank of America Corp.	3.194%	7/23/30	69,082	72,912
[2]	Bank of America Corp.	2.884%	10/22/30	39,610	41,007
[2]	Bank of America Corp.	2.496%	2/13/31	80,097	80,342
[2]	Bank of America Corp.	2.592%	4/29/31	81,971	82,829
[2]	Bank of America Corp.	1.898%	7/23/31	83,577	79,953
[2]	Bank of America Corp.	1.922%	10/24/31	55,982	53,450
[2]	Bank of America Corp.	2.651%	3/11/32	46,502	47,014
	Bank of America Corp.	2.687%	4/22/32	152,613	154,716
	Bank of America Corp.	2.299%	7/21/32	91,945	90,271
	Bank of America Corp.	2.572%	10/20/32	62,609	62,976
	Bank of America Corp.	2.482%	9/21/36	53,670	51,856
[2]	Bank of Montreal	3.803%	12/15/32	21,312	22,874
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	24,372	26,299
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	23,003	25,081
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	38,257	41,173
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	6,910	7,791
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	8,805	8,699
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,019	7,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	14,988	16,270
[2]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,795	3,699
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	21,290	20,829
	Bank of Nova Scotia	2.150%	8/1/31	15,615	15,489
	BankUnited Inc.	5.125%	6/11/30	7,671	8,804
	Barclays plc	4.375%	1/12/26	104	114
	Barclays plc	4.337%	1/10/28	38,528	42,192
	Barclays plc	4.836%	5/9/28	53,294	58,788
[2]	Barclays plc	4.972%	5/16/29	43,380	49,721
[2]	Barclays plc	5.088%	6/20/30	25,645	29,170
	Barclays plc	2.645%	6/24/31	35,488	35,376
	Barclays plc	2.667%	3/10/32	14,570	14,429
	Barclays plc	2.894%	11/24/32	38,665	38,830
	Barclays plc	3.564%	9/23/35	28,740	29,573
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	14,587	14,493
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	17,802	17,032
	BlackRock Inc.	3.200%	3/15/27	22,758	24,708
	BlackRock Inc.	3.250%	4/30/29	18,060	19,793
	BlackRock Inc.	2.400%	4/30/30	24,086	24,885
	BlackRock Inc.	1.900%	1/28/31	32,520	32,337
[3]	Blackstone Private Credit Fund	2.625%	12/15/26	26,000	25,284
[3]	Blackstone Private Credit Fund	3.250%	3/15/27	25,880	25,880
	Blackstone Secured Lending Fund	3.625%	1/15/26	191	199
[3]	Blackstone Secured Lending Fund	2.125%	2/15/27	18,220	17,690
[3]	Blackstone Secured Lending Fund	2.850%	9/30/28	16,275	15,839
[2]	BPCE SA	3.375%	12/2/26	8,168	8,793
[3]	BPCE SA	3.250%	1/11/28	3,475	3,721
	Brighthouse Financial Inc.	5.625%	5/15/30	20,506	24,689
	Brookfield Finance Inc.	4.250%	6/2/26	268	297
	Brookfield Finance Inc.	3.900%	1/25/28	12,214	13,488
	Brookfield Finance Inc.	4.850%	3/29/29	25,728	29,857
	Brookfield Finance Inc.	4.350%	4/15/30	24,316	27,494
	Brookfield Finance Inc.	2.724%	4/15/31	11,937	12,119
	Brown & Brown Inc.	4.500%	3/15/29	8,519	9,718
	Brown & Brown Inc.	2.375%	3/15/31	18,412	18,161
	Capital One Financial Corp.	3.750%	3/9/27	50,613	54,857
	Capital One Financial Corp.	3.650%	5/11/27	24,326	26,276
	Capital One Financial Corp.	3.800%	1/31/28	40,868	44,771
	Capital One Financial Corp.	2.359%	7/29/32	15,050	14,367
	Capital One Financial Corp.	2.618%	11/2/32	12,880	12,843
	Cboe Global Markets Inc.	3.650%	1/12/27	13,477	14,705
	Cboe Global Markets Inc.	1.625%	12/15/30	9,080	8,712
	Charles Schwab Corp.	3.200%	3/2/27	14,220	15,298
	Charles Schwab Corp.	3.300%	4/1/27	19,051	20,497
	Charles Schwab Corp.	3.200%	1/25/28	24,071	26,058
	Charles Schwab Corp.	2.000%	3/20/28	32,365	32,735
	Charles Schwab Corp.	4.000%	2/1/29	16,934	19,168
	Charles Schwab Corp.	3.250%	5/22/29	19,902	21,555
	Charles Schwab Corp.	2.750%	10/1/29	13,433	14,156
	Charles Schwab Corp.	4.625%	3/22/30	2,653	3,169
	Charles Schwab Corp.	1.650%	3/11/31	5,706	5,485
	Charles Schwab Corp.	2.300%	5/13/31	39,383	39,882
	Chubb INA Holdings Inc.	1.375%	9/15/30	36,425	34,095
	CI Financial Corp.	3.200%	12/17/30	20,705	21,317
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	7,066	9,103
	Citigroup Inc.	4.450%	9/29/27	99,496	110,862
[2]	Citigroup Inc.	3.887%	1/10/28	70,330	76,165
	Citigroup Inc.	6.625%	1/15/28	8,717	10,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Inc.	3.668%	7/24/28	74,365	80,172
	Citigroup Inc.	4.125%	7/25/28	62,725	68,932
[2]	Citigroup Inc.	3.520%	10/27/28	55,568	59,471
[2]	Citigroup Inc.	4.075%	4/23/29	39,725	43,896
[2]	Citigroup Inc.	3.980%	3/20/30	45,956	50,845
[2]	Citigroup Inc.	2.976%	11/5/30	45,889	47,829
[2]	Citigroup Inc.	2.666%	1/29/31	65,994	67,170
[2]	Citigroup Inc.	4.412%	3/31/31	107,399	122,474
[2]	Citigroup Inc.	2.572%	6/3/31	103,953	104,603
	Citigroup Inc.	2.561%	5/1/32	51,865	52,253
	Citigroup Inc.	2.520%	11/3/32	35,000	35,004
	Citizens Financial Group Inc.	2.500%	2/6/30	15,219	15,464
	Citizens Financial Group Inc.	3.250%	4/30/30	20,754	22,111
	CME Group Inc.	3.750%	6/15/28	12,667	14,152
	CNA Financial Corp.	3.450%	8/15/27	15,707	16,966
	CNA Financial Corp.	3.900%	5/1/29	14,598	16,239
	CNA Financial Corp.	2.050%	8/15/30	7,352	7,196
	CNO Financial Group Inc.	5.250%	5/30/29	12,731	14,730
	Comerica Inc.	4.000%	2/1/29	14,194	16,077
[2]	Deutsche Bank AG	3.547%	9/18/31	36,098	38,104
	Deutsche Bank AG	3.035%	5/28/32	37,040	37,243
[2]	Discover Bank	3.450%	7/27/26	1,289	1,368
[2]	Discover Bank	4.650%	9/13/28	29,237	33,423
[2]	Discover Bank	2.700%	2/6/30	12,870	13,143
	Discover Financial Services	4.100%	2/9/27	31,437	34,313
	E*TRADE Financial Corp.	3.800%	8/24/27	10,212	11,136
	E*TRADE Financial Corp.	4.500%	6/20/28	10,742	12,186
	Eaton Vance Corp.	3.500%	4/6/27	7,633	8,226
	Enstar Group Ltd.	4.950%	6/1/29	20,957	23,700
	Enstar Group Ltd.	3.100%	9/1/31	10,687	10,485
	Equitable Holdings Inc.	7.000%	4/1/28	6,410	8,152
	Equitable Holdings Inc.	4.350%	4/20/28	38,039	42,841
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	15,561	17,617
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	16,712	18,760
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,155	15,599
	Fidelity National Financial Inc.	4.500%	8/15/28	9,756	11,107
	Fidelity National Financial Inc.	3.400%	6/15/30	18,369	19,503
	Fidelity National Financial Inc.	2.450%	3/15/31	15,631	15,496
	Fifth Third Bancorp	2.550%	5/5/27	23,802	24,621
	Fifth Third Bancorp	1.707%	11/1/27	2,473	2,451
	Fifth Third Bancorp	3.950%	3/14/28	16,822	18,759
[2]	Fifth Third Bank NA	2.250%	2/1/27	17,188	17,658
	First American Financial Corp.	4.000%	5/15/30	11,142	12,276
	First American Financial Corp.	2.400%	8/15/31	16,798	16,372
[2]	First Horizon Bank	5.750%	5/1/30	11,050	13,332
	Franklin Resources Inc.	1.600%	10/30/30	19,120	18,155
	FS KKR Capital Corp.	2.625%	1/15/27	10,240	10,086
	FS KKR Capital Corp.	3.125%	10/12/28	14,275	14,061
	GATX Corp.	3.850%	3/30/27	11,432	12,412
	GATX Corp.	3.500%	3/15/28	6,913	7,474
	GATX Corp.	4.550%	11/7/28	8,826	10,147
	GATX Corp.	4.700%	4/1/29	5,156	5,943
	GATX Corp.	4.000%	6/30/30	14,901	16,593
	GATX Corp.	1.900%	6/1/31	3,206	3,044
	GE Capital Funding LLC	4.050%	5/15/27	15,009	16,749
	GE Capital Funding LLC	4.400%	5/15/30	74,617	88,730
	Global Payments Inc.	2.150%	1/15/27	18,600	18,600
	Global Payments Inc.	4.450%	6/1/28	10,648	11,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	3.200%	8/15/29	37,464	38,828
	Global Payments Inc.	2.900%	5/15/30	25,291	25,649
	Global Payments Inc.	2.900%	11/15/31	15,050	15,238
	Globe Life Inc.	4.550%	9/15/28	15,163	17,272
	Globe Life Inc.	2.150%	8/15/30	9,035	8,975
	Goldman Sachs Group Inc.	5.950%	1/15/27	20,192	23,850
	Goldman Sachs Group Inc.	3.850%	1/26/27	76,816	82,429
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	67,689	72,901
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	75,760	82,481
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	88,881	98,754
	Goldman Sachs Group Inc.	2.600%	2/7/30	34,470	34,934
	Goldman Sachs Group Inc.	3.800%	3/15/30	85,925	94,197
	Goldman Sachs Group Inc.	1.992%	1/27/32	52,038	49,694
	Goldman Sachs Group Inc.	2.615%	4/22/32	117,150	117,379
	Goldman Sachs Group Inc.	2.383%	7/21/32	91,760	90,216
	Goldman Sachs Group Inc.	2.650%	10/21/32	67,200	67,489
	Golub Capital BDC Inc.	2.050%	2/15/27	1,862	1,802
	Hanover Insurance Group Inc.	4.500%	4/15/26	148	163
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,525	7,543
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,310	15,959
[2]	HSBC Holdings plc	4.041%	3/13/28	66,225	71,675
[2]	HSBC Holdings plc	2.013%	9/22/28	47,846	46,751
[2]	HSBC Holdings plc	4.583%	6/19/29	90,724	101,724
	HSBC Holdings plc	2.206%	8/17/29	74,562	73,005
	HSBC Holdings plc	4.950%	3/31/30	58,388	68,522
[2]	HSBC Holdings plc	3.973%	5/22/30	67,264	73,406
[2]	HSBC Holdings plc	2.848%	6/4/31	32,779	33,313
[2]	HSBC Holdings plc	2.357%	8/18/31	29,914	29,283
	HSBC Holdings plc	2.804%	5/24/32	100,615	100,651
	HSBC Holdings plc	2.871%	11/22/32	40,000	40,128
	Huntington Bancshares Inc.	2.550%	2/4/30	22,809	23,214
[3]	Huntington Bancshares Inc.	2.487%	8/15/36	9,906	9,623
	ING Groep NV	3.950%	3/29/27	45,731	50,052
	ING Groep NV	4.550%	10/2/28	26,181	30,211
	ING Groep NV	4.050%	4/9/29	17,184	19,360
	ING Groep NV	2.727%	4/1/32	8,810	8,969
	Intercontinental Exchange Inc.	3.100%	9/15/27	12,121	12,923
	Intercontinental Exchange Inc.	3.750%	9/21/28	17,266	19,109
	Intercontinental Exchange Inc.	2.100%	6/15/30	23,011	22,699
[3]	Jackson Financial Inc.	3.125%	11/23/31	11,450	11,485
	Jefferies Group LLC	4.850%	1/15/27	12,843	14,678
	Jefferies Group LLC	6.450%	6/8/27	6,360	7,804
	Jefferies Group LLC	4.150%	1/23/30	29,232	32,482
	Jefferies Group LLC	2.625%	10/15/31	20,310	19,947
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	4.125%	12/15/26	46,898	51,874
	JPMorgan Chase & Co.	1.040%	2/4/27	82	80
	JPMorgan Chase & Co.	8.000%	4/29/27	15,610	20,339
	JPMorgan Chase & Co.	4.250%	10/1/27	38,940	43,507
	JPMorgan Chase & Co.	3.625%	12/1/27	32,516	34,862
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	75,169	81,455
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	57,897	62,127
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	39,462	39,574
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	58,846	63,230
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	55,049	60,833
	JPMorgan Chase & Co.	2.069%	6/1/29	59,285	58,605
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	52,528	58,626
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	79,719	90,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	74,373	80,849
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	1,143	1,722
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	114,486	117,598
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	64,768	74,740
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	78,531	79,284
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	71,524	73,861
	JPMorgan Chase & Co.	1.764%	11/19/31	33,877	32,036
	JPMorgan Chase & Co.	1.953%	2/4/32	77,377	74,237
	JPMorgan Chase & Co.	2.580%	4/22/32	104,717	105,611
	JPMorgan Chase & Co.	2.545%	11/8/32	84,000	84,515
	Kemper Corp.	2.400%	9/30/30	10,002	9,920
[2]	KeyBank NA	6.950%	2/1/28	7,878	10,029
[2]	KeyBank NA	3.900%	4/13/29	7,605	8,448
[2]	KeyCorp	2.250%	4/6/27	25,146	25,639
[2]	KeyCorp	4.100%	4/30/28	13,626	15,446
[2]	KeyCorp	2.550%	10/1/29	21,648	22,280
	Lazard Group LLC	3.625%	3/1/27	11,870	12,809
	Lazard Group LLC	4.500%	9/19/28	12,957	14,872
	Lazard Group LLC	4.375%	3/11/29	7,918	8,933
	Legg Mason Inc.	4.750%	3/15/26	510	576
	Lincoln National Corp.	3.625%	12/12/26	12,063	13,099
	Lincoln National Corp.	3.800%	3/1/28	14,809	16,409
	Lincoln National Corp.	3.050%	1/15/30	10,521	11,113
	Lincoln National Corp.	3.400%	1/15/31	11,877	12,905
	Lloyds Banking Group plc	3.750%	1/11/27	37,059	40,096
	Lloyds Banking Group plc	4.375%	3/22/28	43,751	49,343
	Lloyds Banking Group plc	4.550%	8/16/28	25,574	29,243
[2]	Lloyds Banking Group plc	3.574%	11/7/28	37,719	40,365
	Loews Corp.	3.200%	5/15/30	14,956	15,979
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	17,328	18,632
	Manulife Financial Corp.	2.484%	5/19/27	17,708	18,171
[2]	Manulife Financial Corp.	4.061%	2/24/32	11,681	12,660
	Markel Corp.	3.500%	11/1/27	6,461	6,958
	Markel Corp.	3.350%	9/17/29	8,925	9,669
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	41,314	47,121
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,006	17,900
	Mastercard Inc.	3.300%	3/26/27	35,956	38,887
	Mastercard Inc.	3.500%	2/26/28	16,255	17,916
	Mastercard Inc.	2.950%	6/1/29	22,604	24,237
	Mastercard Inc.	3.350%	3/26/30	36,693	40,509
	Mastercard Inc.	1.900%	3/15/31	14,363	14,369
	Mastercard Inc.	2.000%	11/18/31	18,425	18,437
	Mercury General Corp.	4.400%	3/15/27	7,617	8,426
	MetLife Inc.	4.550%	3/23/30	28,638	33,812
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	15,245	16,611
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,287	27,090
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	32,721	36,355
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	15,415	17,373
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	39,580	43,604
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	57,809	61,090
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,692	33,197
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	44,228	43,220
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	57,994	57,310
	Mizuho Financial Group Inc.	3.663%	2/28/27	13,715	14,917
	Mizuho Financial Group Inc.	3.170%	9/11/27	21,248	22,531
	Mizuho Financial Group Inc.	4.018%	3/5/28	26,305	29,355
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	13,038	14,619
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	25,162	26,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	23,765	24,645
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	14,779	14,965
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	35,848	35,128
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	29,239	28,150
	Mizuho Financial Group Inc.	2.564%	9/13/31	29,021	28,548
	Mizuho Financial Group Inc.	2.172%	5/22/32	10,136	9,906
	Mizuho Financial Group Inc.	2.260%	7/9/32	4,833	4,761
	Morgan Stanley	3.625%	1/20/27	72,094	77,960
	Morgan Stanley	3.950%	4/23/27	57,239	62,549
	Morgan Stanley	1.593%	5/4/27	311	307
[2]	Morgan Stanley	3.591%	7/22/28	79,761	85,888
[2]	Morgan Stanley	3.772%	1/24/29	73,157	79,719
[2]	Morgan Stanley	4.431%	1/23/30	71,406	81,491
[2]	Morgan Stanley	2.699%	1/22/31	92,502	95,078
[2]	Morgan Stanley	3.622%	4/1/31	80,875	88,361
[2]	Morgan Stanley	1.794%	2/13/32	88,136	83,478
[2]	Morgan Stanley	1.928%	4/28/32	45,555	43,573
[2]	Morgan Stanley	2.239%	7/21/32	85,134	83,428
[2]	Morgan Stanley	2.511%	10/20/32	72,170	72,337
	Morgan Stanley	2.484%	9/16/36	75,547	72,888
[2]	Munich Re America Corp.	7.450%	12/15/26	3,333	4,227
	Nasdaq Inc.	1.650%	1/15/31	16,275	15,217
[2]	National Australia Bank Ltd.	2.500%	7/12/26	373	390
[2]	NatWest Group plc	3.073%	5/22/28	29,322	30,529
[2]	NatWest Group plc	4.892%	5/18/29	44,683	51,346
[2]	NatWest Group plc	5.076%	1/27/30	44,450	51,774
[2]	NatWest Group plc	4.445%	5/8/30	29,874	33,775
[2]	NatWest Group plc	3.032%	11/28/35	21,136	20,942
	Nomura Holdings Inc.	2.172%	7/14/28	26,880	26,381
	Nomura Holdings Inc.	3.103%	1/16/30	50,923	52,640
	Nomura Holdings Inc.	2.679%	7/16/30	9,007	9,041
	Nomura Holdings Inc.	2.608%	7/14/31	30,561	30,173
	Northern Trust Corp.	3.650%	8/3/28	11,310	12,683
	Northern Trust Corp.	3.150%	5/3/29	14,180	15,365
	Northern Trust Corp.	1.950%	5/1/30	23,254	23,120
[2]	Northern Trust Corp.	3.375%	5/8/32	7,365	7,807
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,555	4,516
	ORIX Corp.	3.700%	7/18/27	10,984	12,011
	ORIX Corp.	2.250%	3/9/31	11,979	12,054
	Owl Rock Capital Corp.	2.625%	1/15/27	12,236	11,981
	Owl Rock Capital Corp.	2.875%	6/11/28	22,260	21,771
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	5,105	5,025
	PartnerRe Finance B LLC	3.700%	7/2/29	10,495	11,570
	PartnerRe Finance B LLC	4.500%	10/1/50	12,945	13,588
	PayPal Holdings Inc.	2.850%	10/1/29	37,574	39,589
	PayPal Holdings Inc.	2.300%	6/1/30	23,600	23,924
[2]	PNC Bank NA	3.100%	10/25/27	16,238	17,489
[2]	PNC Bank NA	3.250%	1/22/28	17,265	18,679
[2]	PNC Bank NA	4.050%	7/26/28	33,196	37,526
[2]	PNC Bank NA	2.700%	10/22/29	21,260	22,133
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,381	4,590
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,097	34,594
	PNC Financial Services Group Inc.	3.450%	4/23/29	43,128	47,161
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,478	42,674
	PNC Financial Services Group Inc.	2.307%	4/23/32	28,715	28,864
	Primerica Inc.	2.800%	11/19/31	10,450	10,568
	Principal Financial Group Inc.	3.100%	11/15/26	10,228	10,877
	Principal Financial Group Inc.	3.700%	5/15/29	13,158	14,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	2.125%	6/15/30	9,014	8,931
	Progressive Corp.	2.450%	1/15/27	15,630	16,352
	Progressive Corp.	4.000%	3/1/29	11,942	13,595
	Progressive Corp.	6.625%	3/1/29	2,252	2,933
	Progressive Corp.	3.200%	3/26/30	20,363	22,145
	Prospect Capital Corp.	3.437%	10/15/28	8,860	8,499
[2]	Prudential Financial Inc.	3.878%	3/27/28	10,858	12,139
[2]	Prudential Financial Inc.	2.100%	3/10/30	11,285	11,416
[2]	Prudential Financial Inc.	4.500%	9/15/47	15,192	15,938
[2]	Prudential Financial Inc.	5.700%	9/15/48	18,697	21,068
[2]	Prudential Financial Inc.	3.700%	10/1/50	24,389	24,808
	Prudential plc	3.125%	4/14/30	22,793	24,470
	Raymond James Financial Inc.	4.650%	4/1/30	27,461	31,954
	Regions Financial Corp.	1.800%	8/12/28	15,840	15,486
	Reinsurance Group of America Inc.	3.900%	5/15/29	13,780	15,328
	Reinsurance Group of America Inc.	3.150%	6/15/30	17,076	18,092
	RenaissanceRe Finance Inc.	3.450%	7/1/27	7,998	8,614
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	7,200	7,864
[2]	Royal Bank of Canada	2.300%	11/3/31	30,486	30,663
	Santander Holdings USA Inc.	4.400%	7/13/27	15,666	17,322
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	20,839	22,395
	Santander UK Group Holdings plc	2.896%	3/15/32	18,175	18,434
[2]	State Street Corp.	4.141%	12/3/29	19,139	21,836
	State Street Corp.	2.400%	1/24/30	25,603	26,375
	State Street Corp.	2.200%	3/3/31	27,223	27,023
	State Street Corp.	3.152%	3/30/31	10,598	11,537
[2]	State Street Corp.	3.031%	11/1/34	5,855	6,116
	Stewart Information Services Corp.	3.600%	11/15/31	11,450	11,640
	Stifel Financial Corp.	4.000%	5/15/30	7,845	8,672
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,634	17,250
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	36,659	39,334
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	12,561	13,552
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	17,740	19,133
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	20,630	22,462
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	22,304	24,825
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	51,865	50,786
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	11,962	13,600
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	71,282	74,835
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	12,396	12,983
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	15,930	16,392
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	37,495	38,658
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	45,120	44,412
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	29,236	28,253
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	15,435	14,621
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	11,155	10,952
	SVB Financial Group	2.100%	5/15/28	7,925	7,933
	SVB Financial Group	3.125%	6/5/30	12,545	13,185
	SVB Financial Group	1.800%	2/2/31	14,509	13,798
	Synchrony Financial	3.950%	12/1/27	26,532	28,646
	Synchrony Financial	5.150%	3/19/29	12,830	14,921
	Synchrony Financial	2.875%	10/28/31	11,955	11,862
[2]	Toronto-Dominion Bank	2.000%	9/10/31	24,815	24,635
[2]	Truist Bank	2.250%	3/11/30	35,203	34,944
[2]	Truist Financial Corp.	1.125%	8/3/27	21,982	21,153
[2]	Truist Financial Corp.	3.875%	3/19/29	28,362	31,513
[2]	Truist Financial Corp.	1.887%	6/7/29	26,900	26,520
[2]	Truist Financial Corp.	1.950%	6/5/30	9,011	8,926
	Unum Group	4.000%	6/15/29	9,499	10,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	US Bancorp	3.150%	4/27/27	33,405	35,769
[2]	US Bancorp	3.900%	4/26/28	15,924	17,997
[2]	US Bancorp	3.000%	7/30/29	26,234	27,761
[2]	US Bancorp	1.375%	7/22/30	26,949	25,481
	US Bancorp	2.491%	11/3/36	32,955	32,788
	Visa Inc.	1.900%	4/15/27	41,166	41,820
	Visa Inc.	0.750%	8/15/27	14,294	13,693
	Visa Inc.	2.750%	9/15/27	23,316	24,746
	Visa Inc.	2.050%	4/15/30	32,898	33,193
	Visa Inc.	1.100%	2/15/31	20,687	19,283
[2]	Voya Financial Inc.	4.700%	1/23/48	9,126	9,435
	Webster Financial Corp.	4.100%	3/25/29	6,736	7,442
[2]	Wells Fargo & Co.	3.196%	6/17/27	384	406
[2]	Wells Fargo & Co.	4.300%	7/22/27	63,396	70,342
[2]	Wells Fargo & Co.	3.584%	5/22/28	86,557	93,102
[2]	Wells Fargo & Co.	2.393%	6/2/28	63,947	64,842
[2]	Wells Fargo & Co.	4.150%	1/24/29	50,725	56,742
[2]	Wells Fargo & Co.	2.879%	10/30/30	94,535	98,181
[2]	Wells Fargo & Co.	2.572%	2/11/31	77,823	78,963
[2]	Wells Fargo & Co.	4.478%	4/4/31	58,590	67,702
	Western Union Co.	2.750%	3/15/31	7,674	7,582
	Westpac Banking Corp.	1.150%	6/3/26	393	387
	Westpac Banking Corp.	3.350%	3/8/27	39,408	42,489
	Westpac Banking Corp.	3.400%	1/25/28	13,875	15,159
	Westpac Banking Corp.	1.953%	11/20/28	20,000	19,908
	Westpac Banking Corp.	2.650%	1/16/30	16,701	17,500
	Westpac Banking Corp.	2.150%	6/3/31	29,622	29,665
	Westpac Banking Corp.	4.110%	7/24/34	37,875	41,040
	Westpac Banking Corp.	2.668%	11/15/35	31,789	31,142
	Westpac Banking Corp.	3.020%	11/18/36	31,815	31,622
	Willis North America Inc.	4.500%	9/15/28	15,830	17,872
	Willis North America Inc.	2.950%	9/15/29	18,605	19,203
	Wintrust Financial Corp.	4.850%	6/6/29	4,983	5,418
	Zions Bancorp NA	3.250%	10/29/29	12,025	12,520
					14,501,512
Health Care (8.7%)
	Abbott Laboratories	3.750%	11/30/26	3,578	3,944
	Abbott Laboratories	1.150%	1/30/28	25,270	24,513
	Abbott Laboratories	1.400%	6/30/30	10,366	9,987
	AbbVie Inc.	4.250%	11/14/28	56,421	63,540
	AbbVie Inc.	3.200%	11/21/29	143,167	152,337
	Adventist Health System	2.952%	3/1/29	6,930	7,320
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,964	7,829
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	8,778	8,874
	Agilent Technologies Inc.	2.750%	9/15/29	7,707	7,988
	Agilent Technologies Inc.	2.100%	6/4/30	13,833	13,536
	Agilent Technologies Inc.	2.300%	3/12/31	24,995	24,758
	AmerisourceBergen Corp.	3.450%	12/15/27	26,344	28,305
	AmerisourceBergen Corp.	2.800%	5/15/30	8,831	9,098
	AmerisourceBergen Corp.	2.700%	3/15/31	32,243	32,582
	Amgen Inc.	2.200%	2/21/27	43,084	43,620
	Amgen Inc.	3.200%	11/2/27	17,925	19,075
	Amgen Inc.	1.650%	8/15/28	28,765	27,927
	Amgen Inc.	2.450%	2/21/30	34,479	34,830
	Amgen Inc.	2.300%	2/25/31	36,778	36,515
	Amgen Inc.	2.000%	1/15/32	5,000	4,805
	Anthem Inc.	3.650%	12/1/27	39,785	43,343
	Anthem Inc.	4.101%	3/1/28	27,261	30,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	2.875%	9/15/29	31,879	33,317
	Anthem Inc.	2.250%	5/15/30	29,096	28,996
	Anthem Inc.	2.550%	3/15/31	25,585	26,082
[2]	Ascension Health	2.532%	11/15/29	20,740	21,646
	AstraZeneca Finance LLC	1.750%	5/28/28	28,365	28,153
	AstraZeneca Finance LLC	2.250%	5/28/31	21,080	21,312
	AstraZeneca plc	3.125%	6/12/27	21,881	23,418
	AstraZeneca plc	4.000%	1/17/29	32,116	36,302
	AstraZeneca plc	1.375%	8/6/30	41,960	39,527
	Banner Health	2.338%	1/1/30	7,405	7,562
	Banner Health	1.897%	1/1/31	7,035	6,932
[3,4]	Baxter International Inc.	1.915%	2/1/27	35,060	35,073
[3,4]	Baxter International Inc.	2.272%	12/1/28	33,000	33,187
	Baxter International Inc.	3.950%	4/1/30	12,116	13,546
	Baxter International Inc.	1.730%	4/1/31	11,435	10,925
[3,4]	Baxter International Inc.	2.539%	2/1/32	10,000	10,088
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	5,355	5,215
	Becton Dickinson & Co.	3.700%	6/6/27	47,826	51,834
	Becton Dickinson & Co.	2.823%	5/20/30	15,311	15,821
	Becton Dickinson & Co.	1.957%	2/11/31	25,592	24,613
	Biogen Inc.	2.250%	5/1/30	33,651	33,059
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	9,668	10,454
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,610	1,591
	Boston Scientific Corp.	4.000%	3/1/28	1,945	2,204
	Boston Scientific Corp.	4.000%	3/1/29	27,398	30,634
	Boston Scientific Corp.	2.650%	6/1/30	41,057	41,811
	Bristol-Myers Squibb Co.	3.250%	2/27/27	17,477	18,932
	Bristol-Myers Squibb Co.	1.125%	11/13/27	17,280	16,738
	Bristol-Myers Squibb Co.	3.450%	11/15/27	41,250	44,902
	Bristol-Myers Squibb Co.	3.900%	2/20/28	47,147	52,760
	Bristol-Myers Squibb Co.	3.400%	7/26/29	93,736	102,631
	Bristol-Myers Squibb Co.	1.450%	11/13/30	33,131	31,525
	Cardinal Health Inc.	3.410%	6/15/27	21,670	23,254
[2,4]	Cedars-Sinai Health System	2.288%	8/15/31	6,350	6,419
[2]	CHRISTUS Health	4.341%	7/1/28	7,853	8,928
[2]	Cigna Corp.	3.400%	3/1/27	37,073	39,720
[2]	Cigna Corp.	3.050%	10/15/27	11,337	12,038
	Cigna Corp.	4.375%	10/15/28	85,649	97,177
	Cigna Corp.	2.400%	3/15/30	50,490	50,540
	Cigna Corp.	2.375%	3/15/31	38,356	38,404
	CommonSpirit Health	3.347%	10/1/29	24,142	25,753
	CommonSpirit Health	2.782%	10/1/30	11,421	11,737
	CVS Health Corp.	3.625%	4/1/27	19,267	20,834
	CVS Health Corp.	6.250%	6/1/27	7,121	8,660
	CVS Health Corp.	1.300%	8/21/27	46,093	44,347
	CVS Health Corp.	4.300%	3/25/28	76,551	86,152
	CVS Health Corp.	3.250%	8/15/29	62,649	66,675
	CVS Health Corp.	3.750%	4/1/30	45,710	50,218
	CVS Health Corp.	1.750%	8/21/30	50,441	48,027
	CVS Health Corp.	1.875%	2/28/31	51,819	49,593
	CVS Health Corp.	2.125%	9/15/31	27,950	27,291
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	18,872	19,934
	DH Europe Finance II Sarl	2.600%	11/15/29	19,121	19,818
	Edwards Lifesciences Corp.	4.300%	6/15/28	14,158	15,997
	Eli Lilly & Co.	3.375%	3/15/29	10,886	11,963
	Gilead Sciences Inc.	2.950%	3/1/27	42,089	44,345
	Gilead Sciences Inc.	1.200%	10/1/27	16,135	15,484
	Gilead Sciences Inc.	1.650%	10/1/30	5,376	5,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	52,327	58,771
	GlaxoSmithKline Capital plc	3.375%	6/1/29	18,151	19,845
	HCA Inc.	4.500%	2/15/27	33,158	36,514
	HCA Inc.	4.125%	6/15/29	46,075	50,727
	HCA Inc.	2.375%	7/15/31	22,890	22,341
	Humana Inc.	1.350%	2/3/27	6,850	6,638
	Humana Inc.	3.950%	3/15/27	13,158	14,424
	Humana Inc.	3.125%	8/15/29	13,812	14,520
	Humana Inc.	4.875%	4/1/30	12,445	14,621
	Humana Inc.	2.150%	2/3/32	3,000	2,897
	Illumina Inc.	2.550%	3/23/31	12,035	12,079
	Johnson & Johnson	2.950%	3/3/27	39,158	41,826
	Johnson & Johnson	0.950%	9/1/27	37,068	35,914
	Johnson & Johnson	2.900%	1/15/28	34,991	37,390
	Johnson & Johnson	6.950%	9/1/29	4,349	5,935
	Johnson & Johnson	1.300%	9/1/30	39,707	37,884
	Kaiser Foundation Hospitals	3.150%	5/1/27	18,710	20,043
	Laboratory Corp. of America Holdings	3.600%	9/1/27	9,105	9,831
	Laboratory Corp. of America Holdings	2.950%	12/1/29	15,039	15,750
	Laboratory Corp. of America Holdings	2.700%	6/1/31	10,300	10,478
	Medtronic Global Holdings SCA	3.350%	4/1/27	9,368	10,135
	Merck & Co. Inc.	3.400%	3/7/29	53,336	58,394
	Merck & Co. Inc.	1.450%	6/24/30	28,063	26,907
[2]	Mercy Health	4.302%	7/1/28	7,615	8,532
	Mylan Inc.	4.550%	4/15/28	17,383	19,519
	Novartis Capital Corp.	2.000%	2/14/27	45,624	46,346
	Novartis Capital Corp.	3.100%	5/17/27	27,396	29,343
	Novartis Capital Corp.	2.200%	8/14/30	21,292	21,723
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	8,185	8,062
	OhioHealth Corp.	2.297%	11/15/31	7,830	7,949
	PerkinElmer Inc.	1.900%	9/15/28	13,000	12,709
	PerkinElmer Inc.	3.300%	9/15/29	24,097	25,583
	PerkinElmer Inc.	2.550%	3/15/31	9,312	9,498
	PerkinElmer Inc.	2.250%	9/15/31	17,420	16,949
	Pfizer Inc.	3.000%	12/15/26	27,746	29,790
	Pfizer Inc.	3.600%	9/15/28	7,877	8,774
	Pfizer Inc.	3.450%	3/15/29	61,748	68,142
	Pfizer Inc.	2.625%	4/1/30	33,873	35,467
	Pfizer Inc.	1.700%	5/28/30	31,344	30,707
	Pfizer Inc.	1.750%	8/18/31	28,815	28,052
	Pharmacia LLC	6.600%	12/1/28	15,204	19,960
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	2,500	2,441
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	10,783	11,193
	Quest Diagnostics Inc.	4.200%	6/30/29	15,407	17,513
	Quest Diagnostics Inc.	2.950%	6/30/30	21,533	22,444
	Quest Diagnostics Inc.	2.800%	6/30/31	5,249	5,417
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	35,606	33,430
	Royalty Pharma plc	1.750%	9/2/27	16,975	16,598
	Royalty Pharma plc	2.200%	9/2/30	30,332	29,352
	Royalty Pharma plc	2.150%	9/2/31	10,535	10,015
[2]	Rush Obligated Group	3.922%	11/15/29	7,766	8,738
	Sanofi	3.625%	6/19/28	23,148	26,174
	Smith & Nephew plc	2.032%	10/14/30	23,425	22,643
[2]	SSM Health Care Corp.	3.823%	6/1/27	12,277	13,561
[2]	Stanford Health Care	3.310%	8/15/30	7,100	7,787
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	24,530	24,807
	Stryker Corp.	3.650%	3/7/28	13,119	14,433
	Stryker Corp.	1.950%	6/15/30	27,714	27,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Sutter Health	3.695%	8/15/28	6,999	7,775
[2]	Sutter Health	2.294%	8/15/30	17,875	18,061
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	52,367	61,597
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	54,751	53,372
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	21,570	23,098
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	30,250	29,782
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	18,947	19,674
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	18,059	21,552
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	37,875	37,085
[2]	Toledo Hospital	5.325%	11/15/28	8,202	9,216
	UnitedHealth Group Inc.	3.450%	1/15/27	19,582	21,253
	UnitedHealth Group Inc.	3.375%	4/15/27	13,657	14,846
	UnitedHealth Group Inc.	2.950%	10/15/27	26,957	28,738
	UnitedHealth Group Inc.	3.850%	6/15/28	25,732	28,793
	UnitedHealth Group Inc.	3.875%	12/15/28	11,054	12,439
	UnitedHealth Group Inc.	2.875%	8/15/29	33,786	35,805
	UnitedHealth Group Inc.	2.000%	5/15/30	15,968	15,870
	UnitedHealth Group Inc.	2.300%	5/15/31	56,320	57,037
[3]	Universal Health Services Inc.	2.650%	10/15/30	20,334	20,092
	Viatris Inc.	2.300%	6/22/27	22,081	22,207
	Viatris Inc.	2.700%	6/22/30	49,110	49,052
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	21,396	23,367
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	29,450	29,566
	Zoetis Inc.	3.000%	9/12/27	18,288	19,293
	Zoetis Inc.	3.900%	8/20/28	17,953	20,049
	Zoetis Inc.	2.000%	5/15/30	10,264	10,073
					4,318,779
Industrials (7.1%)
	3M Co.	2.875%	10/15/27	21,273	22,655
[2]	3M Co.	3.625%	9/14/28	8,239	9,192
[2]	3M Co.	3.375%	3/1/29	21,696	23,724
	3M Co.	2.375%	8/26/29	39,344	40,400
	3M Co.	3.050%	4/15/30	12,662	13,640
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,387	12,107
	Allegion plc	3.500%	10/1/29	11,232	12,068
	Allegion US Holding Co. Inc.	3.550%	10/1/27	8,355	8,904
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	2,644	2,722
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	8,895	9,205
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	10,080	10,178
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	6,387	6,433
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	9,180	9,575
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	10,386	10,578
	Amphenol Corp.	4.350%	6/1/29	9,253	10,603
	Amphenol Corp.	2.800%	2/15/30	26,011	26,991
	Amphenol Corp.	2.200%	9/15/31	10,024	9,868
	Boeing Co.	2.700%	2/1/27	22,284	22,728
	Boeing Co.	2.800%	3/1/27	15,766	16,148
	Boeing Co.	5.040%	5/1/27	51,288	57,821
	Boeing Co.	3.250%	2/1/28	14,791	15,382
	Boeing Co.	3.250%	3/1/28	18,921	19,584
	Boeing Co.	3.450%	11/1/28	15,279	16,015
	Boeing Co.	3.200%	3/1/29	20,960	21,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.950%	2/1/30	31,814	32,091
	Boeing Co.	5.150%	5/1/30	111,806	129,893
	Boeing Co.	3.625%	2/1/31	42,525	45,156
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	25,493	27,653
	Canadian National Railway Co.	6.900%	7/15/28	6,298	8,248
	Canadian Pacific Railway Co.	4.000%	6/1/28	8,888	9,946
	Canadian Pacific Railway Co.	2.050%	3/5/30	23,237	23,008
	Canadian Pacific Railway Co.	7.125%	10/15/31	3,990	5,560
[4]	Canadian Pacific Railway Co.	2.450%	12/2/31	25,000	25,309
	Carrier Global Corp.	2.493%	2/15/27	26,993	27,613
	Carrier Global Corp.	2.722%	2/15/30	77,750	79,347
	Carrier Global Corp.	2.700%	2/15/31	19,415	19,707
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	16,735	16,174
	Caterpillar Inc.	2.600%	9/19/29	7,710	8,085
	Caterpillar Inc.	2.600%	4/9/30	25,871	27,085
	Caterpillar Inc.	1.900%	3/12/31	10,895	10,851
	CH Robinson Worldwide Inc.	4.200%	4/15/28	11,724	13,201
[2]	CNH Industrial NV	3.850%	11/15/27	17,076	18,636
	CSX Corp.	3.250%	6/1/27	24,631	26,304
	CSX Corp.	3.800%	3/1/28	19,156	21,091
	CSX Corp.	4.250%	3/15/29	24,481	27,857
	CSX Corp.	2.400%	2/15/30	8,449	8,591
	Cummins Inc.	1.500%	9/1/30	21,801	20,734
	Deere & Co.	5.375%	10/16/29	4,815	6,042
	Deere & Co.	3.100%	4/15/30	27,616	29,838
[3]	Delta Air Lines Inc.	4.750%	10/20/28	21,000	23,018
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	15,895	15,651
	Dover Corp.	2.950%	11/4/29	7,434	7,904
	Eaton Corp.	3.103%	9/15/27	13,150	14,001
	Emerson Electric Co.	1.800%	10/15/27	15,311	15,294
	Emerson Electric Co.	1.950%	10/15/30	6,628	6,517
	FedEx Corp.	3.400%	2/15/28	16,325	17,779
	FedEx Corp.	4.200%	10/17/28	9,747	11,126
	FedEx Corp.	3.100%	8/5/29	20,581	21,869
	FedEx Corp.	4.250%	5/15/30	22,016	25,072
	FedEx Corp.	2.400%	5/15/31	24,035	24,099
	Flowserve Corp.	3.500%	10/1/30	13,086	13,576
	General Dynamics Corp.	3.500%	4/1/27	17,486	19,063
	General Dynamics Corp.	2.625%	11/15/27	13,058	13,751
	General Dynamics Corp.	3.750%	5/15/28	24,622	27,454
	General Dynamics Corp.	3.625%	4/1/30	28,049	31,321
	General Dynamics Corp.	2.250%	6/1/31	4,239	4,310
	General Electric Co.	3.450%	5/1/27	34,367	37,454
	General Electric Co.	3.625%	5/1/30	41,306	46,580
[3]	GXO Logistics Inc.	2.650%	7/15/31	9,550	9,437
	Honeywell International Inc.	1.100%	3/1/27	7,855	7,646
	Honeywell International Inc.	2.700%	8/15/29	13,076	13,743
	Honeywell International Inc.	1.950%	6/1/30	36,455	36,310
	Honeywell International Inc.	1.750%	9/1/31	58,505	56,729
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	10,066	10,728
[3]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	7,375	7,241
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	16,200	18,182
	IDEX Corp.	3.000%	5/1/30	21,741	22,810
[2]	John Deere Capital Corp.	1.750%	3/9/27	24,311	24,382
[2]	John Deere Capital Corp.	2.800%	9/8/27	16,684	17,718
[2]	John Deere Capital Corp.	3.050%	1/6/28	6,995	7,557
[2]	John Deere Capital Corp.	1.500%	3/6/28	10,728	10,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	John Deere Capital Corp.	3.450%	3/7/29	12,302	13,646
[2]	John Deere Capital Corp.	2.800%	7/18/29	13,165	13,948
[2]	John Deere Capital Corp.	2.450%	1/9/30	28,834	29,767
	John Deere Capital Corp.	1.450%	1/15/31	11,005	10,486
	Johnson Controls International plc	1.750%	9/15/30	16,960	16,358
	Johnson Controls International plc	2.000%	9/16/31	8,675	8,383
	Kansas City Southern	2.875%	11/15/29	10,978	11,488
	Kennametal Inc.	4.625%	6/15/28	6,898	7,763
	Keysight Technologies Inc.	4.600%	4/6/27	12,311	13,891
	Keysight Technologies Inc.	3.000%	10/30/29	17,059	17,911
	Kirby Corp.	4.200%	3/1/28	12,785	13,867
	L3Harris Technologies Inc.	3.850%	12/15/26	5,772	6,281
	L3Harris Technologies Inc.	4.400%	6/15/28	22,412	25,334
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	26,352	29,710
	L3Harris Technologies Inc.	2.900%	12/15/29	13,564	14,148
	L3Harris Technologies Inc.	1.800%	1/15/31	15,890	15,155
	Lennox International Inc.	1.700%	8/1/27	7,354	7,260
	Lockheed Martin Corp.	1.850%	6/15/30	19,851	19,649
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	16,000	17,085
	Norfolk Southern Corp.	7.800%	5/15/27	4,517	5,897
	Norfolk Southern Corp.	3.150%	6/1/27	10,472	11,176
	Norfolk Southern Corp.	3.800%	8/1/28	16,343	18,232
	Norfolk Southern Corp.	2.550%	11/1/29	13,751	14,223
	Norfolk Southern Corp.	2.300%	5/15/31	11,080	11,189
	Northrop Grumman Corp.	3.200%	2/1/27	23,489	25,066
	Northrop Grumman Corp.	3.250%	1/15/28	40,861	43,682
	Northrop Grumman Corp.	4.400%	5/1/30	40,455	46,966
[3]	Northrop Grumman Corp.	7.750%	2/15/31	5,502	7,933
	nVent Finance Sarl	4.550%	4/15/28	10,701	11,952
	nVent Finance Sarl	2.750%	11/15/31	4,450	4,462
	Oshkosh Corp.	4.600%	5/15/28	7,170	8,186
	Oshkosh Corp.	3.100%	3/1/30	7,890	8,247
	Otis Worldwide Corp.	2.293%	4/5/27	16,778	17,042
	Otis Worldwide Corp.	2.565%	2/15/30	36,440	37,094
	Parker-Hannifin Corp.	3.250%	3/1/27	18,502	19,853
	Parker-Hannifin Corp.	3.250%	6/14/29	26,244	27,936
	Pentair Finance Sarl	4.500%	7/1/29	7,146	8,133
	Raytheon Technologies Corp.	3.500%	3/15/27	35,484	38,307
	Raytheon Technologies Corp.	3.125%	5/4/27	34,592	36,825
	Raytheon Technologies Corp.	7.200%	8/15/27	3,118	3,965
	Raytheon Technologies Corp.	4.125%	11/16/28	88,119	99,185
	Raytheon Technologies Corp.	2.250%	7/1/30	20,276	20,264
	Raytheon Technologies Corp.	1.900%	9/1/31	29,030	28,020
	Republic Services Inc.	3.375%	11/15/27	22,711	24,344
	Republic Services Inc.	3.950%	5/15/28	11,194	12,445
	Republic Services Inc.	2.300%	3/1/30	19,419	19,478
	Republic Services Inc.	1.450%	2/15/31	7,722	7,175
	Rockwell Automation Inc.	3.500%	3/1/29	9,871	10,966
	Rockwell Automation Inc.	1.750%	8/15/31	4,025	3,937
[2]	Ryder System Inc.	2.900%	12/1/26	10,713	11,202
	Southwest Airlines Co.	3.000%	11/15/26	9,695	10,163
	Southwest Airlines Co.	5.125%	6/15/27	51,038	58,231
	Southwest Airlines Co.	3.450%	11/16/27	3,855	4,088
	Southwest Airlines Co.	2.625%	2/10/30	14,500	14,579
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	2,068	2,153
	Teledyne Technologies Inc.	2.250%	4/1/28	18,580	18,706
	Teledyne Technologies Inc.	2.750%	4/1/31	47,173	48,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Textron Inc.	3.650%	3/15/27	14,728	15,905
	Textron Inc.	3.375%	3/1/28	9,443	10,130
	Textron Inc.	3.900%	9/17/29	12,731	14,066
	Textron Inc.	3.000%	6/1/30	8,033	8,383
	Textron Inc.	2.450%	3/15/31	7,785	7,731
	Timken Co.	4.500%	12/15/28	7,591	8,494
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	14,862	16,340
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	18,468	20,224
	Trimble Inc.	4.900%	6/15/28	14,478	16,599
	Tyco Electronics Group SA	3.125%	8/15/27	14,357	15,444
	Union Pacific Corp.	2.150%	2/5/27	15,674	16,053
	Union Pacific Corp.	3.000%	4/15/27	12,931	13,740
	Union Pacific Corp.	3.950%	9/10/28	28,031	31,450
	Union Pacific Corp.	3.700%	3/1/29	15,025	16,674
	Union Pacific Corp.	2.400%	2/5/30	19,322	19,752
	Union Pacific Corp.	2.375%	5/20/31	19,545	19,954
	Union Pacific Corp.	2.891%	4/6/36	6,000	6,272
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	75,240	82,135
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	6,388	6,671
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	9,783	10,125
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	3,424	3,452
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	7,733	7,887
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,649	3,849
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	7,715	8,410
	United Parcel Service Inc.	3.050%	11/15/27	25,070	27,091
	United Parcel Service Inc.	3.400%	3/15/29	22,422	24,484
	United Parcel Service Inc.	2.500%	9/1/29	14,057	14,674
	United Parcel Service Inc.	4.450%	4/1/30	19,539	23,036
	United Rentals North America Inc.	3.875%	11/15/27	18,000	18,678
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	535	564
[3]	Vontier Corp.	2.400%	4/1/28	12,820	12,512
[3]	Vontier Corp.	2.950%	4/1/31	15,327	15,220
	Waste Connections Inc.	4.250%	12/1/28	7,474	8,455
	Waste Connections Inc.	3.500%	5/1/29	15,570	16,957
	Waste Connections Inc.	2.600%	2/1/30	18,322	18,769
	Waste Management Inc.	3.150%	11/15/27	27,191	29,016
	Waste Management Inc.	1.150%	3/15/28	13,565	12,934
	Waste Management Inc.	2.000%	6/1/29	4,705	4,680
	Waste Management Inc.	1.500%	3/15/31	26,673	25,030
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	31,082	35,441
	Xylem Inc.	1.950%	1/30/28	17,591	17,566
	Xylem Inc.	2.250%	1/30/31	11,877	11,926
					3,483,383
Materials (2.8%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	15,506	15,756
	Air Products and Chemicals Inc.	2.050%	5/15/30	19,189	19,273
	Amcor Finance USA Inc.	4.500%	5/15/28	9,775	11,188
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	6,123	6,423
	Amcor Flexibles North America Inc.	2.630%	6/19/30	22,951	23,371
	Amcor Flexibles North America Inc.	2.690%	5/25/31	7,242	7,370
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	7,075	6,996

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	17,390	17,379
	ArcelorMittal SA	4.250%	7/16/29	16,340	17,832
	Berry Global Inc.	1.650%	1/15/27	13,655	13,252
	Cabot Corp.	4.000%	7/1/29	6,075	6,637
	Carlisle Cos. Inc.	3.750%	12/1/27	11,587	12,562
	Carlisle Cos. Inc.	2.750%	3/1/30	17,079	17,531
	Celanese US Holdings LLC	1.400%	8/5/26	8,800	8,587
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,773	11,380
	Dow Chemical Co.	4.800%	11/30/28	16,015	18,752
	Dow Chemical Co.	7.375%	11/1/29	5,905	7,965
	Dow Chemical Co.	2.100%	11/15/30	41,952	41,295
	DuPont de Nemours Inc.	4.725%	11/15/28	41,005	47,812
	Eagle Materials Inc.	2.500%	7/1/31	18,875	18,670
	Eastman Chemical Co.	4.500%	12/1/28	12,277	14,055
	Ecolab Inc.	3.250%	12/1/27	12,757	13,789
	Ecolab Inc.	4.800%	3/24/30	18,676	22,495
	Ecolab Inc.	1.300%	1/30/31	6,693	6,308
	EI du Pont de Nemours & Co.	2.300%	7/15/30	11,866	12,045
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	15,585	17,141
	FMC Corp.	3.450%	10/1/29	14,627	15,773
[3]	Georgia-Pacific LLC	2.100%	4/30/27	4,700	4,758
	Georgia-Pacific LLC	7.750%	11/15/29	11,017	15,519
[3]	Georgia-Pacific LLC	2.300%	4/30/30	6,650	6,729
	Georgia-Pacific LLC	8.875%	5/15/31	3,787	5,905
	Huntsman International LLC	4.500%	5/1/29	18,044	20,088
	Huntsman International LLC	2.950%	6/15/31	11,385	11,624
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,936	7,917
	Kinross Gold Corp.	4.500%	7/15/27	11,729	13,139
	Linde Inc.	1.100%	8/10/30	14,730	13,751
	LYB International Finance II BV	3.500%	3/2/27	14,696	15,844
	LYB International Finance III LLC	3.375%	5/1/30	21,683	23,582
	LYB International Finance III LLC	2.250%	10/1/30	14,630	14,649
	Martin Marietta Materials Inc.	3.450%	6/1/27	7,323	7,871
	Martin Marietta Materials Inc.	3.500%	12/15/27	18,681	20,121
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	15,080	15,214
	Martin Marietta Materials Inc.	2.400%	7/15/31	16,434	16,368
	Mosaic Co.	4.050%	11/15/27	16,549	18,192
	NewMarket Corp.	2.700%	3/18/31	4,875	4,849
	Newmont Corp.	2.800%	10/1/29	20,637	21,206
	Newmont Corp.	2.250%	10/1/30	25,103	24,522
	Nucor Corp.	3.950%	5/1/28	11,151	12,433
	Nucor Corp.	2.700%	6/1/30	15,057	15,536
	Nutrien Ltd.	4.000%	12/15/26	12,846	14,123
	Nutrien Ltd.	4.200%	4/1/29	12,524	14,211
	Nutrien Ltd.	2.950%	5/13/30	21,002	22,101
	Packaging Corp. of America	3.400%	12/15/27	10,973	11,901
	Packaging Corp. of America	3.000%	12/15/29	9,555	10,045
	PPG Industries Inc.	3.750%	3/15/28	15,953	17,849
	PPG Industries Inc.	2.800%	8/15/29	8,534	8,953
	PPG Industries Inc.	2.550%	6/15/30	13,241	13,608
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,449	8,254
	Rio Tinto Alcan Inc.	7.250%	3/15/31	4,660	6,542
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	16,894	22,265
	Rohm & Haas Co.	7.850%	7/15/29	13,365	18,292
	RPM International Inc.	3.750%	3/15/27	14,737	16,012
	RPM International Inc.	4.550%	3/1/29	12,899	14,706
	Sherwin-Williams Co.	3.450%	6/1/27	12,002	12,935
	Sherwin-Williams Co.	2.950%	8/15/29	37,558	39,478

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sherwin-Williams Co.	2.300%	5/15/30	19,352	19,410
Sonoco Products Co.	3.125%	5/1/30	13,174	13,946
Steel Dynamics Inc.	1.650%	10/15/27	9,981	9,721
Steel Dynamics Inc.	3.450%	4/15/30	26,454	28,198
Steel Dynamics Inc.	3.250%	1/15/31	22,448	23,655
Suzano Austria GmbH	6.000%	1/15/29	45,018	51,063
Suzano Austria GmbH	5.000%	1/15/30	33,024	35,040
Suzano Austria GmbH	3.750%	1/15/31	23,812	23,408
Teck Resources Ltd.	3.900%	7/15/30	14,390	15,442
Vale Overseas Ltd.	3.750%	7/8/30	40,628	40,858
Vulcan Materials Co.	3.900%	4/1/27	11,057	12,192
Vulcan Materials Co.	3.500%	6/1/30	18,885	20,530
Westlake Chemical Corp.	3.375%	6/15/30	7,507	8,027
WestRock MWV LLC	8.200%	1/15/30	5,043	7,013
WestRock MWV LLC	7.950%	2/15/31	3,085	4,354
WRKCo Inc.	3.375%	9/15/27	13,860	14,764
WRKCo Inc.	4.000%	3/15/28	11,905	13,192
WRKCo Inc.	3.900%	6/1/28	18,858	20,747
WRKCo Inc.	4.900%	3/15/29	34,313	40,007
				1,394,296
Real Estate (6.9%)
Agree LP	2.000%	6/15/28	6,325	6,244
Agree LP	2.900%	10/1/30	10,193	10,413
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	448	495
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	224	244
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,903	7,590
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	9,854	10,981
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	5,656	6,558
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	16,628	17,317
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	14,633	17,240
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	26,190	31,542
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	6,336	6,891
American Assets Trust LP	3.375%	2/1/31	12,786	13,047
American Campus Communities Operating Partnership LP	3.300%	7/15/26	373	397
American Campus Communities Operating Partnership LP	3.625%	11/15/27	14,255	15,360
American Campus Communities Operating Partnership LP	2.250%	1/15/29	9,040	8,961
American Campus Communities Operating Partnership LP	2.850%	2/1/30	10,813	11,070
American Campus Communities Operating Partnership LP	3.875%	1/30/31	6,408	7,100
American Homes 4 Rent LP	4.250%	2/15/28	11,959	13,318
American Homes 4 Rent LP	4.900%	2/15/29	9,387	10,924
American Homes 4 Rent LP	2.375%	7/15/31	12,825	12,616
American Tower Corp.	2.750%	1/15/27	18,433	19,037
American Tower Corp.	3.125%	1/15/27	19,705	20,650
American Tower Corp.	3.550%	7/15/27	14,998	16,064
American Tower Corp.	3.600%	1/15/28	21,448	23,062
American Tower Corp.	1.500%	1/31/28	17,209	16,418
American Tower Corp.	3.950%	3/15/29	16,923	18,519
American Tower Corp.	3.800%	8/15/29	38,953	42,267
American Tower Corp.	2.900%	1/15/30	21,750	22,234
American Tower Corp.	2.100%	6/15/30	17,835	17,167
American Tower Corp.	1.875%	10/15/30	15,484	14,613
American Tower Corp.	2.700%	4/15/31	20,475	20,533
American Tower Corp.	2.300%	9/15/31	21,340	20,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	11,229	12,154
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	9,810	10,569
	AvalonBay Communities Inc.	1.900%	12/1/28	16,000	15,848
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	8,933	9,681
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	17,384	17,646
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	11,485	11,765
	Boston Properties LP	4.500%	12/1/28	7,100	8,061
	Boston Properties LP	3.400%	6/21/29	22,213	23,634
	Boston Properties LP	2.900%	3/15/30	14,767	15,127
	Boston Properties LP	3.250%	1/30/31	32,127	33,612
	Brandywine Operating Partnership LP	3.950%	11/15/27	11,872	12,811
	Brandywine Operating Partnership LP	4.550%	10/1/29	10,032	11,203
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,028	7,600
	Brixmor Operating Partnership LP	2.250%	4/1/28	7,075	7,083
	Brixmor Operating Partnership LP	4.125%	5/15/29	17,888	19,920
	Brixmor Operating Partnership LP	4.050%	7/1/30	33,033	36,244
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,105	12,816
	Broadstone Net Lease LLC	2.600%	9/15/31	12,100	11,861
	Camden Property Trust	4.100%	10/15/28	7,162	8,123
	Camden Property Trust	3.150%	7/1/29	24,473	26,215
	Camden Property Trust	2.800%	5/15/30	17,966	18,857
	CBRE Services Inc.	2.500%	4/1/31	12,675	12,698
	Corporate Office Properties LP	2.250%	3/15/26	432	437
	Corporate Office Properties LP	2.000%	1/15/29	14,320	13,851
	Corporate Office Properties LP	2.750%	4/15/31	13,968	14,037
	Crown Castle International Corp.	4.000%	3/1/27	12,568	13,741
	Crown Castle International Corp.	3.650%	9/1/27	20,311	21,861
	Crown Castle International Corp.	3.800%	2/15/28	28,432	30,974
	Crown Castle International Corp.	4.300%	2/15/29	17,765	19,786
	Crown Castle International Corp.	3.100%	11/15/29	15,919	16,549
	Crown Castle International Corp.	3.300%	7/1/30	21,847	22,999
	Crown Castle International Corp.	2.250%	1/15/31	29,410	28,500
	Crown Castle International Corp.	2.100%	4/1/31	26,117	24,978
	Crown Castle International Corp.	2.500%	7/15/31	18,435	18,219
	CubeSmart LP	2.250%	12/15/28	14,100	14,155
	CubeSmart LP	4.375%	2/15/29	8,272	9,426
	CubeSmart LP	3.000%	2/15/30	3,561	3,740
	CubeSmart LP	2.000%	2/15/31	15,207	14,811
	CyrusOne LP	3.450%	11/15/29	15,728	16,785
	CyrusOne LP	2.150%	11/1/30	10,100	9,944
	Digital Realty Trust LP	3.700%	8/15/27	11,677	12,748
	Digital Realty Trust LP	4.450%	7/15/28	16,671	18,955
	Digital Realty Trust LP	3.600%	7/1/29	37,182	40,558
	Duke Realty LP	3.375%	12/15/27	13,194	14,201
	Duke Realty LP	4.000%	9/15/28	12,119	13,625
	Duke Realty LP	2.875%	11/15/29	10,039	10,551
	Duke Realty LP	1.750%	7/1/30	11,866	11,378
	Duke Realty LP	1.750%	2/1/31	6,925	6,605
	EPR Properties	4.500%	6/1/27	14,574	15,558
	EPR Properties	3.750%	8/15/29	21,878	22,383
	EPR Properties	3.600%	11/15/31	1,800	1,808
	Equinix Inc.	1.800%	7/15/27	21,244	20,860
	Equinix Inc.	1.550%	3/15/28	10,926	10,545
	Equinix Inc.	2.000%	5/15/28	10,860	10,690
	Equinix Inc.	3.200%	11/18/29	23,856	24,956
	Equinix Inc.	2.150%	7/15/30	27,323	26,454
	Equinix Inc.	2.500%	5/15/31	27,520	27,256
	ERP Operating LP	3.250%	8/1/27	10,619	11,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	3.500%	3/1/28	14,729	16,104
	ERP Operating LP	4.150%	12/1/28	8,452	9,590
	ERP Operating LP	3.000%	7/1/29	13,448	14,304
	ERP Operating LP	2.500%	2/15/30	19,953	20,463
	ERP Operating LP	1.850%	8/1/31	12,925	12,551
	Essential Properties LP	2.950%	7/15/31	10,324	10,308
	Essex Portfolio LP	3.375%	4/15/26	830	885
	Essex Portfolio LP	3.625%	5/1/27	10,943	11,897
	Essex Portfolio LP	1.700%	3/1/28	7,617	7,439
	Essex Portfolio LP	4.000%	3/1/29	11,366	12,681
	Essex Portfolio LP	3.000%	1/15/30	21,371	22,470
	Essex Portfolio LP	1.650%	1/15/31	8,984	8,388
	Extra Space Storage LP	2.550%	6/1/31	11,470	11,407
	Federal Realty Investment Trust	3.250%	7/15/27	9,957	10,598
	Federal Realty Investment Trust	3.200%	6/15/29	8,455	8,868
	Federal Realty Investment Trust	3.500%	6/1/30	12,111	13,043
	GLP Capital LP	5.750%	6/1/28	13,351	15,417
	GLP Capital LP	5.300%	1/15/29	17,270	19,698
	GLP Capital LP	4.000%	1/15/30	18,728	19,768
	GLP Capital LP	4.000%	1/15/31	18,758	19,821
	Healthcare Realty Trust Inc.	3.625%	1/15/28	9,426	10,256
	Healthcare Realty Trust Inc.	2.400%	3/15/30	10,120	10,135
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	1,028	1,104
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	13,551	14,794
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	14,501	15,051
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	25,716	24,348
	Healthpeak Properties Inc.	3.250%	7/15/26	5,581	5,965
	Healthpeak Properties Inc.	1.350%	2/1/27	1,375	1,343
	Healthpeak Properties Inc.	2.125%	12/1/28	3,610	3,611
	Healthpeak Properties Inc.	3.500%	7/15/29	13,734	14,955
	Healthpeak Properties Inc.	3.000%	1/15/30	29,674	31,236
	Healthpeak Properties Inc.	2.875%	1/15/31	15,132	15,719
	Highwoods Realty LP	3.875%	3/1/27	12,541	13,668
	Highwoods Realty LP	4.125%	3/15/28	9,469	10,544
	Highwoods Realty LP	4.200%	4/15/29	11,846	13,173
	Highwoods Realty LP	3.050%	2/15/30	13,666	14,169
	Highwoods Realty LP	2.600%	2/1/31	2,269	2,274
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	16,899	17,326
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	16,741	17,176
	Hudson Pacific Properties LP	3.950%	11/1/27	6,092	6,585
	Hudson Pacific Properties LP	4.650%	4/1/29	13,571	15,461
	Hudson Pacific Properties LP	3.250%	1/15/30	13,610	14,209
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	15,600	15,437
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	19,625	18,615
	Kilroy Realty LP	4.750%	12/15/28	11,533	13,308
	Kilroy Realty LP	4.250%	8/15/29	8,749	9,852
	Kilroy Realty LP	3.050%	2/15/30	13,451	13,991
	Kimco Realty Corp.	3.800%	4/1/27	11,190	12,199
	Kimco Realty Corp.	1.900%	3/1/28	13,167	13,021
	Kimco Realty Corp.	2.700%	10/1/30	8,175	8,388
	Kite Realty Group Trust	4.750%	9/15/30	10,233	11,318
	Lexington Realty Trust	2.700%	9/15/30	9,278	9,330
	Lexington Realty Trust	2.375%	10/1/31	8,764	8,459
	Life Storage LP	3.875%	12/15/27	9,883	10,922
	Life Storage LP	4.000%	6/15/29	12,785	14,130
	Life Storage LP	2.200%	10/15/30	9,960	9,792
	Life Storage LP	2.400%	10/15/31	15,025	14,776
	LifeStorage LP	3.500%	7/1/26	455	490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	3.600%	6/1/27	8,837	9,606
Mid-America Apartments LP	4.200%	6/15/28	10,737	12,187
Mid-America Apartments LP	3.950%	3/15/29	24,595	27,613
Mid-America Apartments LP	2.750%	3/15/30	6,600	6,816
Mid-America Apartments LP	1.700%	2/15/31	3,805	3,619
National Health Investors Inc.	3.000%	2/1/31	14,008	13,534
National Retail Properties Inc.	3.600%	12/15/26	5,663	6,082
National Retail Properties Inc.	3.500%	10/15/27	10,119	10,871
National Retail Properties Inc.	4.300%	10/15/28	15,905	18,040
National Retail Properties Inc.	2.500%	4/15/30	7,784	7,871
Office Properties Income Trust	2.650%	6/15/26	136	136
Office Properties Income Trust	2.400%	2/1/27	9,250	9,001
Office Properties Income Trust	3.450%	10/15/31	10,020	9,775
Omega Healthcare Investors Inc.	5.250%	1/15/26	225	251
Omega Healthcare Investors Inc.	4.500%	4/1/27	16,231	17,867
Omega Healthcare Investors Inc.	4.750%	1/15/28	15,414	17,188
Omega Healthcare Investors Inc.	3.625%	10/1/29	19,542	20,421
Omega Healthcare Investors Inc.	3.375%	2/1/31	12,811	12,956
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	8,083	7,942
Physicians Realty LP	4.300%	3/15/27	9,704	10,832
Physicians Realty LP	3.950%	1/15/28	7,135	7,843
Physicians Realty LP	2.625%	11/1/31	18,320	18,305
Piedmont Operating Partnership LP	3.150%	8/15/30	7,594	7,816
Prologis LP	2.125%	4/15/27	27,698	28,302
Prologis LP	3.875%	9/15/28	8,787	9,946
Prologis LP	4.375%	2/1/29	6,077	7,061
Prologis LP	2.250%	4/15/30	24,689	24,926
Prologis LP	1.250%	10/15/30	18,750	17,437
Prologis LP	1.625%	3/15/31	9,102	8,715
Public Storage	3.094%	9/15/27	12,521	13,434
Public Storage	1.850%	5/1/28	10,582	10,558
Public Storage	1.950%	11/9/28	14,075	14,008
Public Storage	3.385%	5/1/29	13,578	14,845
Public Storage	2.300%	5/1/31	2,058	2,081
Public Storage	2.250%	11/9/31	23,925	23,857
Rayonier LP	2.750%	5/17/31	9,600	9,595
Realty Income Corp.	4.875%	6/1/26	377	426
Realty Income Corp.	4.125%	10/15/26	8,076	8,976
Realty Income Corp.	3.000%	1/15/27	14,456	15,285
Realty Income Corp.	3.950%	8/15/27	14,048	15,672
Realty Income Corp.	3.400%	1/15/28	20,496	22,035
Realty Income Corp.	3.650%	1/15/28	13,832	15,207
Realty Income Corp.	2.200%	6/15/28	10,458	10,552
Realty Income Corp.	3.250%	6/15/29	14,214	15,483
Realty Income Corp.	3.100%	12/15/29	10,783	11,551
Realty Income Corp.	3.250%	1/15/31	23,465	25,213
Regency Centers LP	3.600%	2/1/27	12,082	13,054
Regency Centers LP	4.125%	3/15/28	8,815	9,889
Regency Centers LP	2.950%	9/15/29	13,408	13,993
Regency Centers LP	3.700%	6/15/30	10,585	11,546
Rexford Industrial Realty LP	2.125%	12/1/30	6,396	6,109
Rexford Industrial Realty LP	2.150%	9/1/31	14,080	13,457
Sabra Health Care LP	3.900%	10/15/29	11,458	12,078
Safehold Operating Partnership LP	2.800%	6/15/31	10,250	10,196
Simon Property Group LP	3.300%	1/15/26	360	386
Simon Property Group LP	3.375%	6/15/27	13,581	14,615
Simon Property Group LP	3.375%	12/1/27	23,382	25,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	1.750%	2/1/28	23,155	22,726
	Simon Property Group LP	2.450%	9/13/29	27,395	27,743
	Simon Property Group LP	2.650%	7/15/30	25,739	26,259
	Simon Property Group LP	2.200%	2/1/31	20,117	19,741
	SITE Centers Corp.	4.700%	6/1/27	9,659	10,769
	Spirit Realty LP	3.200%	1/15/27	6,640	6,967
	Spirit Realty LP	2.100%	3/15/28	16,324	16,028
	Spirit Realty LP	4.000%	7/15/29	16,094	17,746
	Spirit Realty LP	3.400%	1/15/30	10,431	10,965
	Spirit Realty LP	3.200%	2/15/31	4,195	4,357
	STORE Capital Corp.	4.500%	3/15/28	7,111	7,900
	STORE Capital Corp.	4.625%	3/15/29	6,867	7,762
	STORE Capital Corp.	2.750%	11/18/30	13,426	13,461
	Sun Communities Operating LP	2.300%	11/1/28	6,475	6,452
	Sun Communities Operating LP	2.700%	7/15/31	30,937	31,026
	Tanger Properties LP	3.875%	7/15/27	7,713	8,276
	Tanger Properties LP	2.750%	9/1/31	8,450	8,119
[2]	UDR Inc.	3.500%	7/1/27	6,161	6,626
[2]	UDR Inc.	3.500%	1/15/28	7,592	8,211
[2]	UDR Inc.	4.400%	1/26/29	11,346	12,915
[2]	UDR Inc.	3.200%	1/15/30	13,704	14,565
	UDR Inc.	3.000%	8/15/31	14,802	15,403
	Ventas Realty LP	3.850%	4/1/27	8,593	9,391
	Ventas Realty LP	4.000%	3/1/28	11,868	13,168
	Ventas Realty LP	4.400%	1/15/29	21,714	24,606
	Ventas Realty LP	3.000%	1/15/30	16,010	16,587
	Ventas Realty LP	4.750%	11/15/30	7,000	8,199
	Ventas Realty LP	2.500%	9/1/31	500	495
	Vornado Realty LP	3.400%	6/1/31	9,975	10,257
	Welltower Inc.	4.250%	4/1/26	682	751
	Welltower Inc.	2.700%	2/15/27	21,493	22,421
	Welltower Inc.	4.250%	4/15/28	24,296	27,279
	Welltower Inc.	4.125%	3/15/29	11,872	13,294
	Welltower Inc.	3.100%	1/15/30	22,155	23,254
	Welltower Inc.	2.750%	1/15/31	28,156	28,924
	Welltower Inc.	2.800%	6/1/31	10,374	10,611
	Weyerhaeuser Co.	6.950%	10/1/27	4,574	5,815
	Weyerhaeuser Co.	4.000%	11/15/29	17,387	19,475
	Weyerhaeuser Co.	4.000%	4/15/30	32,768	36,687
	WP Carey Inc.	3.850%	7/15/29	8,577	9,508
	WP Carey Inc.	2.400%	2/1/31	13,914	13,780
					3,431,952
Technology (9.0%)
	Adobe Inc.	2.150%	2/1/27	23,186	23,876
	Adobe Inc.	2.300%	2/1/30	30,333	30,969
	Amdocs Ltd.	2.538%	6/15/30	13,035	13,011
	Analog Devices Inc.	3.500%	12/5/26	20,684	22,513
	Analog Devices Inc.	1.700%	10/1/28	20,050	19,915
	Analog Devices Inc.	2.100%	10/1/31	26,125	26,150
	Apple Inc.	3.350%	2/9/27	55,245	59,865
	Apple Inc.	3.200%	5/11/27	66,366	71,470
	Apple Inc.	3.000%	6/20/27	22,487	24,043
	Apple Inc.	2.900%	9/12/27	57,534	61,165
	Apple Inc.	3.000%	11/13/27	33,402	35,695
	Apple Inc.	1.200%	2/8/28	57,667	55,905
	Apple Inc.	1.400%	8/5/28	56,560	55,269
	Apple Inc.	2.200%	9/11/29	47,441	48,531
	Apple Inc.	1.650%	5/11/30	45,755	44,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.250%	8/20/30	21,657	20,390
	Apple Inc.	1.650%	2/8/31	76,637	74,377
	Apple Inc.	1.700%	8/5/31	27,405	26,651
	Applied Materials Inc.	3.300%	4/1/27	27,156	29,390
	Applied Materials Inc.	1.750%	6/1/30	20,131	19,814
	Arrow Electronics Inc.	3.875%	1/12/28	12,612	13,664
	Autodesk Inc.	3.500%	6/15/27	12,071	13,018
	Autodesk Inc.	2.850%	1/15/30	12,125	12,603
	Autodesk Inc.	2.400%	12/15/31	12,000	11,877
	Automatic Data Processing Inc.	1.700%	5/15/28	28,225	28,140
	Automatic Data Processing Inc.	1.250%	9/1/30	21,825	20,632
	Avnet Inc.	3.000%	5/15/31	7,650	7,584
	Broadcom Corp.	3.875%	1/15/27	77,609	83,488
	Broadcom Corp.	3.500%	1/15/28	19,105	20,417
	Broadcom Inc.	3.459%	9/15/26	3,794	4,029
[3]	Broadcom Inc.	1.950%	2/15/28	9,880	9,664
	Broadcom Inc.	4.110%	9/15/28	44,050	48,267
	Broadcom Inc.	4.750%	4/15/29	57,000	64,598
	Broadcom Inc.	5.000%	4/15/30	43,949	50,895
	Broadcom Inc.	4.150%	11/15/30	53,990	59,157
[3]	Broadcom Inc.	2.450%	2/15/31	60,720	58,668
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	18,417	18,929
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	25,580	25,807
	CDW LLC	4.250%	4/1/28	8,819	9,084
	CDW LLC	3.250%	2/15/29	11,264	11,250
[3]	CGI Inc.	2.300%	9/14/31	10,135	9,803
	Cintas Corp. No. 2	3.700%	4/1/27	25,907	28,312
	Citrix Systems Inc.	4.500%	12/1/27	18,505	20,140
	Citrix Systems Inc.	3.300%	3/1/30	19,551	19,834
	Dell International LLC	6.100%	7/15/27	14,431	17,404
	Dell International LLC	5.300%	10/1/29	50,651	60,262
	Dell International LLC	6.200%	7/15/30	18,579	23,599
	DXC Technology Co.	2.375%	9/15/28	20,465	20,016
	Equifax Inc.	3.100%	5/15/30	14,810	15,608
	Equifax Inc.	2.350%	9/15/31	25,255	24,871
	Fidelity National Information Services Inc.	1.650%	3/1/28	19,790	19,126
	Fidelity National Information Services Inc.	3.750%	5/21/29	15,212	16,639
	Fidelity National Information Services Inc.	2.250%	3/1/31	33,985	33,251
	Fiserv Inc.	2.250%	6/1/27	20,528	20,866
	Fiserv Inc.	4.200%	10/1/28	30,094	33,671
	Fiserv Inc.	3.500%	7/1/29	73,552	78,510
	Fiserv Inc.	2.650%	6/1/30	23,437	23,657
	Flex Ltd.	4.875%	6/15/29	20,837	23,661
	Flex Ltd.	4.875%	5/12/30	12,374	14,063
	Fortinet Inc.	2.200%	3/15/31	12,630	12,406
	HP Inc.	3.000%	6/17/27	19,644	20,701
	HP Inc.	3.400%	6/17/30	24,135	25,365
[3]	HP Inc.	2.650%	6/17/31	27,143	26,789
	Hubbell Inc.	3.150%	8/15/27	5,878	6,245
	Hubbell Inc.	3.500%	2/15/28	10,089	10,976
	Hubbell Inc.	2.300%	3/15/31	7,245	7,224
	IHS Markit Ltd.	4.750%	8/1/28	13,722	15,929
	IHS Markit Ltd.	4.250%	5/1/29	17,311	19,632
	Intel Corp.	3.750%	3/25/27	25,627	28,208
	Intel Corp.	3.150%	5/11/27	24,284	26,083
	Intel Corp.	1.600%	8/12/28	24,000	23,649
	Intel Corp.	2.450%	11/15/29	48,379	49,894
	Intel Corp.	3.900%	3/25/30	34,631	39,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.000%	8/12/31	36,850	36,404
	International Business Machines Corp.	3.300%	1/27/27	12,455	13,391
	International Business Machines Corp.	1.700%	5/15/27	30,699	30,446
	International Business Machines Corp.	6.220%	8/1/27	6,189	7,644
	International Business Machines Corp.	6.500%	1/15/28	5,875	7,482
	International Business Machines Corp.	3.500%	5/15/29	70,538	76,750
	International Business Machines Corp.	1.950%	5/15/30	39,522	38,577
	Intuit Inc.	1.350%	7/15/27	15,798	15,519
	Intuit Inc.	1.650%	7/15/30	9,530	9,225
	Jabil Inc.	3.950%	1/12/28	13,881	15,177
	Jabil Inc.	3.600%	1/15/30	12,595	13,618
	Jabil Inc.	3.000%	1/15/31	13,549	13,923
	Juniper Networks Inc.	3.750%	8/15/29	16,095	17,533
	Juniper Networks Inc.	2.000%	12/10/30	13,654	13,037
	KLA Corp.	4.100%	3/15/29	17,552	19,936
[3]	Kyndryl Holdings Inc.	2.700%	10/15/28	12,500	12,072
[3]	Kyndryl Holdings Inc.	3.150%	10/15/31	16,995	16,325
	Lam Research Corp.	4.000%	3/15/29	23,851	26,839
	Lam Research Corp.	1.900%	6/15/30	19,735	19,518
	Leidos Inc.	4.375%	5/15/30	21,214	23,795
	Leidos Inc.	2.300%	2/15/31	23,207	22,506
	Marvell Technology Inc.	2.450%	4/15/28	16,590	16,696
[3]	Marvell Technology Inc.	4.875%	6/22/28	12,307	14,117
	Marvell Technology Inc.	2.950%	4/15/31	17,555	17,959
	Maxim Integrated Products Inc.	3.450%	6/15/27	8,808	9,541
	Micron Technology Inc.	4.185%	2/15/27	21,979	24,152
	Micron Technology Inc.	5.327%	2/6/29	11,634	13,696
	Micron Technology Inc.	4.663%	2/15/30	20,550	23,554
	Microsoft Corp.	3.300%	2/6/27	104,200	113,015
	Moody's Corp.	3.250%	1/15/28	13,786	14,952
	Moody's Corp.	4.250%	2/1/29	9,600	10,986
	Moody's Corp.	2.000%	8/19/31	14,475	14,152
	Motorola Solutions Inc.	4.600%	2/23/28	24,683	28,193
	Motorola Solutions Inc.	4.600%	5/23/29	14,707	16,867
	Motorola Solutions Inc.	2.300%	11/15/30	23,431	22,893
	Motorola Solutions Inc.	2.750%	5/24/31	11,700	11,789
	NetApp Inc.	2.375%	6/22/27	14,580	14,919
	NetApp Inc.	2.700%	6/22/30	17,496	17,722
	NVIDIA Corp.	1.550%	6/15/28	30,445	30,033
	NVIDIA Corp.	2.850%	4/1/30	38,125	40,413
	NVIDIA Corp.	2.000%	6/15/31	34,280	34,066
[3]	NXP BV	3.150%	5/1/27	15,859	16,687
[3]	NXP BV	5.550%	12/1/28	12,619	15,216
[3]	NXP BV	4.300%	6/18/29	26,381	29,662
[3]	NXP BV	3.400%	5/1/30	23,060	24,647
[3]	NXP BV	2.500%	5/11/31	34,510	34,548
	Oracle Corp.	2.800%	4/1/27	68,688	71,164
	Oracle Corp.	3.250%	11/15/27	65,249	69,068
	Oracle Corp.	2.300%	3/25/28	54,329	54,636
	Oracle Corp.	2.950%	4/1/30	82,169	84,797
	Oracle Corp.	3.250%	5/15/30	11,232	11,882
	Oracle Corp.	2.875%	3/25/31	89,979	92,123
	Qorvo Inc.	4.375%	10/15/29	20,500	21,652
	QUALCOMM Inc.	3.250%	5/20/27	48,230	51,903
	QUALCOMM Inc.	1.300%	5/20/28	22,592	21,902
	QUALCOMM Inc.	2.150%	5/20/30	31,773	32,140
	Quanta Services Inc.	2.900%	10/1/30	25,315	26,010
	RELX Capital Inc.	4.000%	3/18/29	19,548	21,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RELX Capital Inc.	3.000%	5/22/30	21,634	22,795
	Roper Technologies Inc.	3.800%	12/15/26	11,544	12,577
	Roper Technologies Inc.	1.400%	9/15/27	22,565	21,894
	Roper Technologies Inc.	4.200%	9/15/28	15,231	17,176
	Roper Technologies Inc.	2.950%	9/15/29	25,439	26,624
	Roper Technologies Inc.	2.000%	6/30/30	13,550	13,090
	Roper Technologies Inc.	1.750%	2/15/31	42,295	39,594
	S&P Global Inc.	2.950%	1/22/27	10,134	10,759
	S&P Global Inc.	2.500%	12/1/29	14,602	15,112
	S&P Global Inc.	1.250%	8/15/30	14,575	13,696
	salesforce.com Inc.	3.700%	4/11/28	35,959	40,123
	salesforce.com Inc.	1.500%	7/15/28	33,250	32,761
	salesforce.com Inc.	1.950%	7/15/31	44,580	44,196
	ServiceNow Inc.	1.400%	9/1/30	34,734	32,414
	Skyworks Solutions Inc.	3.000%	6/1/31	27,237	27,616
[3]	TD SYNNEX Corp.	2.375%	8/9/28	12,950	12,727
[3]	TD SYNNEX Corp.	2.650%	8/9/31	14,205	13,728
	Teledyne FLIR LLC	2.500%	8/1/30	12,524	12,582
	Texas Instruments Inc.	2.900%	11/3/27	8,969	9,633
	Texas Instruments Inc.	2.250%	9/4/29	19,160	19,720
	Texas Instruments Inc.	1.750%	5/4/30	18,384	18,090
	Texas Instruments Inc.	1.900%	9/15/31	13,485	13,397
	TSMC Arizona Corp.	2.500%	10/25/31	25,600	26,165
	Verisk Analytics Inc.	4.125%	3/15/29	22,786	25,568
	VMware Inc.	4.650%	5/15/27	22,957	25,927
	VMware Inc.	3.900%	8/21/27	23,259	25,344
	VMware Inc.	1.800%	8/15/28	20,595	19,979
	VMware Inc.	4.700%	5/15/30	30,501	35,349
	VMware Inc.	2.200%	8/15/31	39,380	38,299
	Xilinx Inc.	2.375%	6/1/30	19,013	19,297
					4,456,549
Utilities (7.0%)
	AEP Texas Inc.	3.950%	6/1/28	17,700	19,670
[2]	AEP Texas Inc.	2.100%	7/1/30	16,353	15,867
	AEP Transmission Co. LLC	3.100%	12/1/26	8,087	8,597
	AES Corp.	2.450%	1/15/31	25,265	24,607
[2]	Alabama Power Co.	1.450%	9/15/30	12,749	12,019
	Ameren Corp.	1.950%	3/15/27	7,600	7,638
	Ameren Corp.	1.750%	3/15/28	13,810	13,454
	Ameren Corp.	3.500%	1/15/31	21,571	23,462
	Ameren Illinois Co.	3.800%	5/15/28	6,659	7,425
	Ameren Illinois Co.	1.550%	11/15/30	7,504	7,180
	American Electric Power Co. Inc.	3.200%	11/13/27	10,956	11,648
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	13,700	15,406
	American Electric Power Co. Inc.	2.300%	3/1/30	10,106	9,991
	American Electric Power Co. Inc.	3.875%	2/15/62	5,700	5,682
	American Water Capital Corp.	2.950%	9/1/27	6,782	7,177
	American Water Capital Corp.	3.750%	9/1/28	9,883	10,979
	American Water Capital Corp.	3.450%	6/1/29	23,226	25,290
	American Water Capital Corp.	2.800%	5/1/30	15,290	15,880
	American Water Capital Corp.	2.300%	6/1/31	15,725	15,784
[2]	Appalachian Power Co.	3.300%	6/1/27	7,036	7,542
[2]	Appalachian Power Co.	2.700%	4/1/31	25,795	26,403
	Arizona Public Service Co.	2.950%	9/15/27	4,444	4,705
	Arizona Public Service Co.	2.600%	8/15/29	8,597	8,833
	Atlantic City Electric Co.	4.000%	10/15/28	6,477	7,318
	Atlantic City Electric Co.	2.300%	3/15/31	11,365	11,496
	Atmos Energy Corp.	3.000%	6/15/27	14,471	15,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.625%	9/15/29	10,552	10,963
	Atmos Energy Corp.	1.500%	1/15/31	12,070	11,368
	Avangrid Inc.	3.800%	6/1/29	18,871	20,784
	Baltimore Gas & Electric Co.	2.250%	6/15/31	12,000	12,061
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	23,671	25,483
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	14,998	16,712
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	14,290	13,629
	Black Hills Corp.	3.150%	1/15/27	4,297	4,515
	Black Hills Corp.	3.050%	10/15/29	14,631	15,419
	Black Hills Corp.	2.500%	6/15/30	9,467	9,443
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	6,986	7,422
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,705	9,916
	CenterPoint Energy Inc.	4.250%	11/1/28	12,630	14,201
	CenterPoint Energy Inc.	2.950%	3/1/30	17,535	18,247
	CenterPoint Energy Inc.	2.650%	6/1/31	20,845	21,195
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,381	8,185
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	10,500	10,041
	Cleco Corporate Holdings LLC	3.375%	9/15/29	2,760	2,841
	CMS Energy Corp.	3.450%	8/15/27	8,389	9,068
[2]	CMS Energy Corp.	4.750%	6/1/50	17,307	18,864
	CMS Energy Corp.	3.750%	12/1/50	8,993	8,842
[2]	Commonwealth Edison Co.	2.950%	8/15/27	9,502	10,113
	Commonwealth Edison Co.	3.700%	8/15/28	14,299	15,869
	Commonwealth Edison Co.	2.200%	3/1/30	6,289	6,355
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	20,253	21,757
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	7,875	7,869
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,445	7,884
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,321	6,985
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	5,865	6,617
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	11,684	12,614
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	34,252	34,532
	Consumers Energy Co.	3.800%	11/15/28	6,389	7,172
[2]	Dominion Energy Inc.	2.850%	8/15/26	12,232	12,827
[2]	Dominion Energy Inc.	3.600%	3/15/27	5,845	6,340
	Dominion Energy Inc.	4.250%	6/1/28	11,136	12,445
[2]	Dominion Energy Inc.	3.375%	4/1/30	35,901	38,107
[2]	Dominion Energy Inc.	2.250%	8/15/31	12,825	12,582
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,400	3,422
[2]	DTE Electric Co.	1.900%	4/1/28	14,155	14,144
	DTE Electric Co.	2.250%	3/1/30	9,535	9,674
[2]	DTE Electric Co.	2.625%	3/1/31	14,161	14,711
[2]	DTE Energy Co.	3.400%	6/15/29	28,457	30,396
	DTE Energy Co.	2.950%	3/1/30	7,986	8,338
	Duke Energy Carolinas LLC	2.950%	12/1/26	18,302	19,382
	Duke Energy Carolinas LLC	3.950%	11/15/28	19,197	21,612
[2]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,875	7,307
	Duke Energy Carolinas LLC	2.450%	8/15/29	17,457	17,968
	Duke Energy Carolinas LLC	2.450%	2/1/30	14,733	15,028
	Duke Energy Carolinas LLC	2.550%	4/15/31	14,550	14,890
	Duke Energy Corp.	2.650%	9/1/26	36,212	37,562
	Duke Energy Corp.	3.150%	8/15/27	10,872	11,457
	Duke Energy Corp.	3.400%	6/15/29	9,017	9,648
	Duke Energy Corp.	2.450%	6/1/30	23,333	23,277
	Duke Energy Corp.	2.550%	6/15/31	24,408	24,306
	Duke Energy Corp.	3.250%	1/15/82	8,000	7,736
	Duke Energy Florida LLC	3.200%	1/15/27	22,188	23,695
	Duke Energy Florida LLC	3.800%	7/15/28	9,011	10,000
	Duke Energy Florida LLC	2.500%	12/1/29	12,949	13,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	1.750%	6/15/30	23,248	22,487
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,419	2,493
	Duke Energy Ohio Inc.	3.650%	2/1/29	13,946	15,214
	Duke Energy Ohio Inc.	2.125%	6/1/30	7,073	7,006
	Duke Energy Progress LLC	3.700%	9/1/28	8,017	8,881
	Duke Energy Progress LLC	3.450%	3/15/29	23,660	25,728
	Duke Energy Progress LLC	2.000%	8/15/31	16,025	15,725
[3]	East Ohio Gas Co.	2.000%	6/15/30	1,900	1,863
	Edison International	5.750%	6/15/27	14,752	16,850
	Edison International	4.125%	3/15/28	17,633	18,805
[3]	Emera US Finance LP	2.639%	6/15/31	14,100	14,089
	Enel Chile SA	4.875%	6/12/28	25,687	28,548
	Entergy Corp.	1.900%	6/15/28	10,375	10,155
	Entergy Corp.	2.800%	6/15/30	16,909	17,288
	Entergy Corp.	2.400%	6/15/31	23,960	23,630
	Entergy Louisiana LLC	3.120%	9/1/27	16,614	17,655
	Entergy Louisiana LLC	3.250%	4/1/28	8,720	9,370
	Entergy Louisiana LLC	1.600%	12/15/30	4,506	4,311
	Entergy Louisiana LLC	3.050%	6/1/31	9,410	10,020
	Entergy Mississippi LLC	2.850%	6/1/28	14,197	15,020
	Entergy Texas Inc.	4.000%	3/30/29	12,636	14,062
	Entergy Texas Inc.	1.750%	3/15/31	9,408	8,901
	Essential Utilities Inc.	3.566%	5/1/29	11,813	12,887
	Essential Utilities Inc.	2.704%	4/15/30	23,400	23,981
	Evergy Inc.	2.900%	9/15/29	11,089	11,547
	Evergy Kansas Central Inc.	3.100%	4/1/27	5,047	5,362
[2]	Evergy Metro Inc.	2.250%	6/1/30	20,482	20,554
[2]	Eversource Energy	3.300%	1/15/28	11,495	12,335
[2]	Eversource Energy	4.250%	4/1/29	13,844	15,611
[2]	Eversource Energy	1.650%	8/15/30	12,725	11,967
	Eversource Energy	2.550%	3/15/31	10,217	10,360
	Exelon Corp.	4.050%	4/15/30	38,551	43,326
	Georgia Power Co.	3.250%	3/30/27	13,201	14,061
[2]	Georgia Power Co.	2.650%	9/15/29	23,558	24,127
[2]	Gulf Power Co.	3.300%	5/30/27	5,295	5,686
	Indiana Michigan Power Co.	3.850%	5/15/28	17,582	19,545
	Interstate Power & Light Co.	4.100%	9/26/28	19,055	21,631
	Interstate Power & Light Co.	3.600%	4/1/29	8,668	9,550
	Interstate Power & Light Co.	2.300%	6/1/30	7,183	7,228
	IPALCO Enterprises Inc.	4.250%	5/1/30	12,153	13,441
	ITC Holdings Corp.	3.350%	11/15/27	16,417	17,592
	MidAmerican Energy Co.	3.100%	5/1/27	14,677	15,701
	MidAmerican Energy Co.	3.650%	4/15/29	26,269	28,966
	Mississippi Power Co.	3.950%	3/30/28	6,576	7,286
	National Fuel Gas Co.	3.950%	9/15/27	9,406	9,984
	National Fuel Gas Co.	4.750%	9/1/28	7,475	8,290
	National Fuel Gas Co.	2.950%	3/1/31	9,235	9,374
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	9,323	9,944
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	24,970	27,061
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	9,055	10,146
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	13,903	15,488
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	12,582	12,769
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	9,239	8,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,530	8,103
[2]	Nevada Power Co.	3.700%	5/1/29	14,104	15,651
[2]	Nevada Power Co.	2.400%	5/1/30	7,420	7,531
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,121	16,321
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	38,250	37,802
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	17,882	19,389
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	23,856	24,639
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	59,686	59,435
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	16,434	17,899
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	8,712	9,986
	NiSource Inc.	3.490%	5/15/27	20,318	21,851
	NiSource Inc.	2.950%	9/1/29	23,280	24,204
	NiSource Inc.	3.600%	5/1/30	29,521	31,863
	NiSource Inc.	1.700%	2/15/31	17,755	16,675
	Northern States Power Co.	2.250%	4/1/31	11,975	12,142
	NSTAR Electric Co.	3.200%	5/15/27	20,566	22,071
	NSTAR Electric Co.	3.250%	5/15/29	6,127	6,623
	NSTAR Electric Co.	3.950%	4/1/30	13,640	15,625
[2]	Ohio Power Co.	2.600%	4/1/30	3,930	4,084
[2]	Ohio Power Co.	1.625%	1/15/31	13,212	12,645
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,404	7,030
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	6,337	6,780
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	13,031	14,051
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	14,915	16,655
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	4,595	5,702
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	10,967	11,520
[3]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,600	13,189
	ONE Gas Inc.	2.000%	5/15/30	6,831	6,706
	Pacific Gas & Electric Co.	2.100%	8/1/27	12,515	12,086
	Pacific Gas & Electric Co.	3.300%	12/1/27	32,392	32,983
	Pacific Gas & Electric Co.	3.000%	6/15/28	9,365	9,380
	Pacific Gas & Electric Co.	3.750%	7/1/28	40,047	41,768
	Pacific Gas & Electric Co.	4.550%	7/1/30	94,340	102,982
	Pacific Gas & Electric Co.	2.500%	2/1/31	66,841	63,943
	Pacific Gas & Electric Co.	3.250%	6/1/31	4,408	4,436
	PacifiCorp	3.500%	6/15/29	14,907	16,295
	PacifiCorp	2.700%	9/15/30	20,768	21,614
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,295	8,938
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	15,451	15,508
	Progress Energy Inc.	7.750%	3/1/31	6,790	9,544
	Progress Energy Inc.	7.000%	10/30/31	4,636	6,302
	Public Service Co. of Colorado	3.700%	6/15/28	7,544	8,381
[2]	Public Service Co. of Colorado	1.900%	1/15/31	4,899	4,795
	Public Service Co. of Colorado	1.875%	6/15/31	17,750	17,374
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	14,850	15,313
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,720	5,010
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	8,430	9,358
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	7,453	8,258
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,873	8,569
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	6,029	6,228
[2]	Public Service Electric & Gas Co.	1.900%	8/15/31	7,225	7,124
	Public Service Enterprise Group Inc.	1.600%	8/15/30	9,696	9,033
	Public Service Enterprise Group Inc.	2.450%	11/15/31	16,225	16,064
	Puget Energy Inc.	2.379%	6/15/28	5,816	5,795
	Puget Energy Inc.	4.100%	6/15/30	15,625	16,976
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	15,390	14,755
	Sempra Energy	3.250%	6/15/27	20,292	21,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.400%	2/1/28	29,239	31,444
	Sempra Energy	4.125%	4/1/52	23,850	23,611
[2]	Southern California Edison Co.	3.650%	3/1/28	10,282	11,164
[2]	Southern California Edison Co.	4.200%	3/1/29	13,284	14,908
	Southern California Edison Co.	6.650%	4/1/29	5,406	6,729
	Southern California Edison Co.	2.850%	8/1/29	10,094	10,448
	Southern California Edison Co.	2.250%	6/1/30	15,373	15,168
[2]	Southern California Edison Co.	2.500%	6/1/31	12,380	12,502
[2]	Southern California Gas Co.	2.550%	2/1/30	16,008	16,496
[2]	Southern Co.	1.750%	3/15/28	9,275	9,043
[2]	Southern Co.	3.700%	4/30/30	24,667	26,690
[2]	Southern Co.	3.750%	9/15/51	24,540	24,298
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,460	13,595
	Southwest Gas Corp.	3.700%	4/1/28	6,049	6,594
	Southwest Gas Corp.	2.200%	6/15/30	13,144	12,981
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	22,325	24,970
	Tampa Electric Co.	2.400%	3/15/31	10,205	10,366
	Tucson Electric Power Co.	1.500%	8/1/30	9,880	9,322
	Union Electric Co.	2.950%	6/15/27	9,987	10,573
	Union Electric Co.	3.500%	3/15/29	16,988	18,609
	Union Electric Co.	2.950%	3/15/30	9,848	10,534
	United Utilities plc	6.875%	8/15/28	2,312	2,968
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	23,247	25,167
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	15,155	16,743
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	15,409	16,235
	Virginia Electric & Power Co.	2.300%	11/15/31	14,000	14,139
	WEC Energy Group Inc.	1.375%	10/15/27	11,021	10,667
	WEC Energy Group Inc.	1.800%	10/15/30	10,205	9,733
	Wisconsin Electric Power Co.	1.700%	6/15/28	8,905	8,844
	Wisconsin Power & Light Co.	3.050%	10/15/27	7,880	8,324
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,409	4,735
	Xcel Energy Inc.	3.350%	12/1/26	13,448	14,413
	Xcel Energy Inc.	1.750%	3/15/27	9,000	8,943
	Xcel Energy Inc.	4.000%	6/15/28	12,929	14,449
	Xcel Energy Inc.	2.600%	12/1/29	18,148	18,633
	Xcel Energy Inc.	3.400%	6/1/30	15,858	17,158
	Xcel Energy Inc.	2.350%	11/15/31	7,400	7,443
					3,444,158
Total Corporate Bonds (Cost $48,787,928)					48,717,765

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $136,595)	0.077%	1,366,013	136,601
Total Investments (99.8%) (Cost $49,340,059)				49,270,109
Other Assets and Liabilities—Net (0.2%)				82,473
Net Assets (100%)				49,352,582
Cost is in $000.
1	Securities with a value of $4,133,000 have been segregated as initial margin for recently closed futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $897,472,000, representing 1.8% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	415,743	—	415,743
Corporate Bonds	—	48,717,765	—	48,717,765
Temporary Cash Investments	136,601	—	—	136,601
Total	136,601	49,133,508	—	49,270,109